UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2014
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.5%
     5,689  Ducommun, Inc. (a)                     $     155,935
     9,998  Engility Holdings, Inc. (a)                  311,638
     2,785  National Presto Industries, Inc.             169,077
     4,941  Sparton Corp. (a)                            121,796
                                                   -------------
                                                         758,446
                                                   -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
    29,482  Air Transport Services
               Group, Inc. (a)                           214,629
                                                   -------------
            AIRLINES -- 0.6%
    28,350  Republic Airways Holdings, Inc. (a)          314,969
                                                   -------------
            AUTO COMPONENTS -- 3.2%
     4,456  China Automotive Systems, Inc.                40,906
    10,044  Fox Factory Holding Corp. (a)                155,682
    27,169  Modine Manufacturing Co. (a)                 322,496
     8,170  Remy International, Inc.                     167,730
     4,683  Shiloh Industries, Inc. (a)                   79,658
    14,744  Stoneridge, Inc. (a)                         166,165
     1,968  Strattec Security Corp.                      160,097
    13,190  Superior Industries International,
               Inc.                                      231,220
    11,758  Tower International, Inc. (a)                296,184
                                                   -------------
                                                       1,620,138
                                                   -------------
            AUTOMOBILES -- 0.7%
    15,351  Winnebago Industries, Inc. (a)               334,191
                                                   -------------
            BANKS -- 16.2%
     7,450  1st Source Corp.                             212,176
    17,813  1st United Bancorp, Inc.                     151,767
    15,172  Ameris Bancorp                               333,025
     7,244  Bryn Mawr Bank Corp.                         205,223
    25,554  Centerstate Banks, Inc.                      264,484
    15,482  Central Pacific Financial Corp.              277,592
     8,796  City Holding Co.                             370,575
     9,295  Community Trust Bancorp, Inc.                312,591
    13,201  ConnectOne Bancorp, Inc.                     251,479
    14,257  Customers Bancorp, Inc. (a)                  256,056
     7,310  Financial Institutions, Inc.                 164,329
    40,895  First Busey Corp.                            227,785
     8,949  First NBC Bank Holding Co. (a)               293,080
    16,277  Flushing Financial Corp.                     297,381
    18,079  Hanmi Financial Corp.                        364,473
    17,220  Heritage Financial Corp.                     272,765
    11,707  HomeTrust Bancshares, Inc. (a)               171,039
    13,018  Independent Bank Corp.                       155,175
    19,793  Lakeland Bancorp, Inc.                       193,180
     9,390  Lakeland Financial Corp.                     352,125
     8,988  Mercantile Bank Corp.                        171,221
     7,413  Metro Bancorp, Inc. (a)                      179,765


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            BANKS (CONTINUED)
     9,686  Pacific Premier Bancorp, Inc. (a)      $     136,088
    14,227  Sandy Spring Bancorp, Inc.                   325,656
     9,269  Simmons First National Corp.,
               Class A                                   357,042
     9,838  Southside Bancshares, Inc.                   327,113
    10,108  Southwest Bancorp, Inc.                      165,771
    18,275  State Bank Financial Corp.                   296,786
     7,830  Stock Yards Bancorp, Inc.                    235,683
     5,713  Stonegate Bank                               147,110
     6,742  Tompkins Financial Corp.                     297,187
     7,598  TriCo Bancshares                             171,867
     8,061  Washington Trust Bancorp, Inc.               265,932
                                                   -------------
                                                       8,203,521
                                                   -------------
            BEVERAGES -- 0.4%
     2,624  Coca-Cola Bottling Co.
               Consolidated                              195,829
                                                   -------------
            BUILDING PRODUCTS -- 1.9%
     6,970  American Woodmark Corp. (a)                  256,914
     9,661  Insteel Industries, Inc.                     198,630
     5,585  Patrick Industries, Inc. (a)                 236,581
    26,839  PGT, Inc. (a)                                250,140
                                                   -------------
                                                         942,265
                                                   -------------
            CAPITAL MARKETS -- 3.4%
     9,669  Calamos Asset Management, Inc.,
               Class A                                   108,970
    60,692  Cowen Group, Inc., Class A (a)               227,595
     5,270  FBR & Co. (a)                                145,030
     8,678  INTL FCStone, Inc. (a)                       150,303
    20,002  Investment Technology Group, Inc. (a)        315,232
     7,777  Manning & Napier, Inc.                       130,576
    18,889  RCS Capital Corp., Class A                   425,380
     4,139  Westwood Holdings Group, Inc.                234,640
                                                   -------------
                                                       1,737,726
                                                   -------------
            CHEMICALS -- 3.0%
    12,619  FutureFuel Corp.                             150,040
     5,360  Hawkins, Inc.                                192,746
    18,611  Kraton Performance Polymers, Inc. (a)        331,462
    15,230  Landec Corp. (a)                             186,567
     2,837  OCI Resources, L.P. (b)                       64,712
    26,886  OMNOVA Solutions, Inc. (a)                   144,378
    14,517  Tredegar Corp.                               267,258
    13,041  Zep, Inc.                                    182,835
                                                   -------------
                                                       1,519,998
                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.5%
    10,836  CECO Environmental Corp.                     145,202


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    14,834  Ennis, Inc.                            $     195,364
    16,357  Kimball International, Inc.,
               Class B                                   246,173
     7,110  Multi-Color Corp.                            323,363
    16,037  Performant Financial Corp. (a)               129,579
    11,369  Viad Corp.                                   234,770
                                                   -------------
                                                       1,274,451
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 0.5%
     8,028  Alliance Fiber Optic Products, Inc.           99,788
     6,066  Bel Fuse, Inc., Class B                      150,073
                                                   -------------
                                                         249,861
                                                   -------------
            CONSTRUCTION & ENGINEERING -- 1.3%
     6,854  Argan, Inc.                                  228,787
    21,357  Furmanite Corp. (a)                          144,373
    12,105  MYR Group, Inc. (a)                          291,488
                                                   -------------
                                                         664,648
                                                   -------------
            CONSUMER FINANCE -- 0.7%
    10,762  Consumer Portfolio Services,
               Inc. (a)                                   68,984
    27,668  EZCORP, Inc., Class A (a)                    274,190
                                                   -------------
                                                         343,174
                                                   -------------
            CONTAINERS & PACKAGING -- 0.5%
    14,217  Myers Industries, Inc.                       250,788
                                                   -------------
            DIVERSIFIED CONSUMER SERVICES --
               2.0%
     9,790  American Public Education, Inc. (a)          264,232
     3,105  Liberty Tax, Inc. (a)                        100,292
     7,292  Steiner Leisure Ltd. (a)                     274,106
     6,188  Strayer Education, Inc. (a)                  370,537
                                                   -------------
                                                       1,009,167
                                                   -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
    18,786  Inteliquent, Inc.                            233,886
    10,672  Lumos Networks Corp.                         173,420
    24,336  Premiere Global Services, Inc. (a)           291,302
                                                   -------------
                                                         698,608
                                                   -------------
            ELECTRIC UTILITIES -- 0.5%
     7,334  Unitil Corp.                                 228,014
                                                   -------------
            ELECTRICAL EQUIPMENT -- 0.4%
     5,250  Powell Industries, Inc.                      214,515
                                                   -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 5.7%
    23,660  Checkpoint Systems, Inc. (a)                 289,362
    19,069  CTS Corp.                                    303,006


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS (CONTINUED)
     9,708  DTS, Inc. (a)                          $     245,127
    16,735  Fabrinet (a)                                 244,331
    17,268  GSI Group, Inc. (a)                          198,409
    22,659  Newport Corp. (a)                            401,518
    20,961  Orbotech Ltd. (a)                            326,572
    11,875  Park Electrochemical Corp.                   279,656
     9,821  PC Connection, Inc.                          210,857
    15,893  Rofin-Sinar Technologies, Inc. (a)           366,493
                                                   -------------
                                                       2,865,331
                                                   -------------
            ENERGY EQUIPMENT & SERVICES -- 1.4%
    10,966  Era Group, Inc. (a)                          238,511
     7,104  Natural Gas Services Group,
               Inc. (a)                                  170,993
     7,376  PHI, Inc. (a)                                303,522
                                                   -------------
                                                         713,026
                                                   -------------
            FOOD & STAPLES RETAILING -- 0.3%
     6,974  Ingles Markets, Inc., Class A                165,214
                                                   -------------
            FOOD PRODUCTS -- 1.3%
     9,938  Amira Nature Foods Ltd. (a)                  155,629
     7,959  Calavo Growers, Inc.                         359,269
    11,967  Omega Protein Corp. (a)                      149,588
                                                   -------------
                                                         664,486
                                                   -------------
            GAS UTILITIES -- 0.7%
     8,257  Chesapeake Utilities Corp.                   343,987
                                                   -------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
       874  Atrion Corp.                                 266,579
    12,282  Cynosure, Inc., Class A (a)                  257,922
     5,619  Exactech, Inc. (a)                           128,619
    24,530  Merit Medical Systems, Inc. (a)              291,416
     7,714  SurModics, Inc. (a)                          140,086
                                                   -------------
                                                       1,084,622
                                                   -------------
            HEALTH CARE PROVIDERS &
               SERVICES -- 3.7%
     3,365  Addus HomeCare Corp. (a)                      65,954
     6,054  Alliance HealthCare Services,
               Inc. (a)                                  136,881
    26,385  AMN Healthcare Services,
               Inc. (a)                                  414,245
     5,420  Landauer, Inc.                               178,914
     6,965  LHC Group, Inc. (a)                          161,588
     6,984  Providence Service Corp. (a)                 337,886
    11,612  Skilled Healthcare Group, Inc.,
               Class A (a)                                76,639
    13,771  Triple-S Management Corp.,
               Class B (a)                               274,043


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     6,944  U.S. Physical Therapy, Inc.            $     245,748
                                                   -------------
                                                       1,891,898
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE --
               2.2%
    13,358  Del Frisco's Restaurant
               Group, Inc. (a)                           255,672
    48,197  Denny's Corp. (a)                            338,825
     6,118  Einstein Noah Restaurant
               Group, Inc.                               123,339
    10,405  Marcus (The) Corp.                           164,399
    20,232  Ruth's Hospitality Group, Inc.               223,361
                                                   -------------
                                                       1,105,596
                                                   -------------
            HOUSEHOLD DURABLES -- 3.0%
    14,773  Ethan Allen Interiors, Inc.                  336,825
     3,070  Flexsteel Industries, Inc.                   103,551
     8,365  LGI Homes, Inc. (a)                          153,581
    12,266  Libbey, Inc. (a)                             322,105
    13,887  M/I Homes, Inc. (a)                          275,240
    11,863  SodaStream International Ltd. (a)            349,840
                                                   -------------
                                                       1,541,142
                                                   -------------
            HOUSEHOLD PRODUCTS -- 0.2%
     4,175  Orchids Paper Products Co.                   102,538
                                                   -------------
            INSURANCE -- 3.0%
    10,596  AMERISAFE, Inc.                              414,409
    17,865  Employers Holdings, Inc.                     343,901
     7,207  Federated National Holding Co.               202,445
     5,276  HCI Group, Inc.                              189,883
     9,105  United Insurance Holdings Corp.              136,575
    16,776  Universal Insurance Holdings, Inc.           216,914
                                                   -------------
                                                       1,504,127
                                                   -------------
            INTERNET & CATALOG RETAIL -- 1.0%
    10,752  FTD Cos., Inc. (a)                           366,751
    11,456  PetMed Express, Inc.                         155,801
                                                   -------------
                                                         522,552
                                                   -------------
            INTERNET SOFTWARE & SERVICES -- 1.5%
    21,319  Dice Holdings, Inc. (a)                      178,653
    19,534  Perficient, Inc. (a)                         292,815
     8,287  Stamps.com, Inc. (a)                         263,195
                                                   -------------
                                                         734,663
                                                   -------------
            IT SERVICES -- 1.4%
     5,236  Cass Information Systems, Inc.               216,770
     7,948  Computer Task Group, Inc.                     88,223
    37,417  Global Cash Access Holdings, Inc. (a)        252,565
    32,730  Lionbridge Technologies, Inc. (a)            147,285
                                                   -------------
                                                         704,843
                                                   -------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            LEISURE PRODUCTS -- 0.6%
    31,179  Smith & Wesson Holding Corp. (a)       $     294,330
                                                   -------------
            MACHINERY -- 4.8%
     4,205  Alamo Group, Inc.                            172,405
    28,073  Blount International, Inc. (a)               424,744
    11,313  Columbus McKinnon Corp.                      248,773
    12,644  Douglas Dynamics, Inc.                       246,558
     7,536  Dynamic Materials Corp.                      143,561
     5,742  Graham Corp.                                 165,083
     6,201  Kadant, Inc.                                 242,149
     5,580  L.B. Foster Co., Class A                     256,345
     9,683  Lydall, Inc. (a)                             261,538
    10,092  NN, Inc.                                     269,658
                                                   -------------
                                                       2,430,814
                                                   -------------
            MEDIA -- 1.4%
    10,921  A. H. Belo Corp., Class A                    116,527
    11,750  Entercom Communications Corp.,
               Class A (a)                                94,353
    24,474  Harte-Hanks, Inc.                            155,899
    24,267  Journal Communications, Inc.,
               Class A (a)                               204,571
    35,441  McClatchy (The) Co., Class A (a)             119,082
                                                   -------------
                                                         690,432
                                                   -------------
            METALS & MINING -- 0.7%
    11,717  Materion Corp.                               359,360
                                                   -------------
            MULTILINE RETAIL -- 0.5%
    19,672  Fred's, Inc., Class A                        275,408
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS -- 3.8%
    54,417  Abraxas Petroleum Corp. (a)                  287,322
     7,252  CrossAmerica Partners, L.P. (b)              246,350
    33,379  PetroQuest Energy, Inc. (a)                  187,590
     2,878  REX American Resources Corp. (a)             209,749
     4,804  Sprague Resources, L.P. (b)                  122,166
    21,722  StealthGas, Inc. (a)                         197,887
    35,574  Teekay Tankers Ltd., Class A                 132,691
     7,228  TransMontaigne Partners, L.P. (b)            298,083
    41,930  Warren Resources, Inc. (a)                   222,229
                                                   -------------
                                                       1,904,067
                                                   -------------
            PERSONAL PRODUCTS -- 0.4%
     6,723  Medifast, Inc. (a)                           220,716
                                                   -------------
            PHARMACEUTICALS -- 1.4%
    33,182  Depomed, Inc. (a)                            504,034
    26,376  SciClone Pharmaceuticals, Inc. (a)           181,731
                                                   -------------
                                                         685,765
                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES -- 4.1%
    24,357  CBIZ, Inc. (a)                         $     191,690
     6,792  Franklin Covey Co. (a)                       133,055
    10,840  GP Strategies Corp. (a)                      311,325
     9,310  Heidrick & Struggles International,
               Inc.                                      191,227
    11,048  ICF International, Inc. (a)                  340,168
    16,350  Kforce, Inc.                                 319,969
     9,204  Mistras Group, Inc. (a)                      187,762
    21,744  Resources Connection, Inc.                   303,111
     2,340  VSE Corp.                                    114,707
                                                   -------------
                                                       2,093,014
                                                   -------------
            ROAD & RAIL -- 1.3%
    12,380  Celadon Group, Inc.                          240,791
    13,455  Marten Transport Ltd.                        239,634
    15,866  Quality Distribution, Inc. (a)               202,767
                                                   -------------
                                                         683,192
                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.4%
    17,426  Integrated Silicon Solution, Inc.            239,433
    15,480  Nova Measuring Instruments Ltd. (a)          167,184
    35,005  Photronics, Inc. (a)                         281,791
                                                   -------------
                                                         688,408
                                                   -------------
            SOFTWARE -- 1.6%
    17,402  Ebix, Inc.                                   246,760
     3,406  ePlus, Inc. (a)                              190,906
    23,635  Net 1 UEPS Technologies, Inc. (a)            284,802
    13,739  Sapiens International Corp. N.V. (a)         101,669
                                                   -------------
                                                         824,137
                                                   -------------
            SPECIALTY RETAIL -- 1.5%
    20,935  Christopher & Banks Corp. (a)                207,047
    11,714  Haverty Furniture Cos., Inc.                 255,248
     8,440  Kirkland's, Inc. (a)                         135,968
    16,063  Stein Mart, Inc.                             185,528
                                                   -------------
                                                         783,791
                                                   -------------
            TEXTILES, APPAREL & LUXURY GOODS --
               0.4%
     8,298  Unifi, Inc. (a)                              214,918
                                                   -------------
            THRIFTS & MORTGAGE FINANCE -- 5.1%
     4,903  BBX Capital Corp., Class A (a)                85,459
    14,281  Berkshire Hills Bancorp, Inc.                335,461
    39,729  Brookline Bancorp, Inc.                      339,683
    17,150  Dime Community
              Bancshares, Inc.                           246,960
     7,585  HomeStreet, Inc.                             129,628
    53,722  TrustCo Bank Corp.                           345,970
    30,054  United Financial Bancorp, Inc.               381,385
    10,357  Walker & Dunlop, Inc. (a)                    137,644


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
    19,529  Waterstone Financial, Inc.             $     225,560
     5,065  WSFS Financial Corp.                         362,705
                                                   -------------
                                                       2,590,455
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.6%
     9,466  CAI International, Inc. (a)                  183,167
    10,007  Houston Wire & Cable Co.                     119,884
                                                   -------------
                                                         303,051
                                                   -------------
            WATER UTILITIES -- 0.9%
     6,299  Connecticut Water Service, Inc.              204,717
     8,949  SJW Corp.                                    240,460
                                                   -------------
                                                         445,177
                                                   -------------
            WIRELESS TELECOMMUNICATION SERVICES --
               0.9%
    12,862  Shenandoah Telecommunications Co.            319,106
    12,300  Spok Holdings, Inc.                          160,023
                                                   -------------
                                                         479,129
                                                   -------------

            TOTAL INVESTMENTS -- 100.0%               50,685,127
            (Cost $50,505,861) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                         8,983
                                                   -------------
            NET ASSETS -- 100.0%                   $  50,694,110
                                                   =============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,924,251 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,744,985.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 50,685,127    $       --    $       --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.1%
    91,110  Lockheed Martin Corp.                  $  16,653,086
                                                   -------------

            BANKS -- 1.0%
    15,197  Bank of Hawaii Corp.                         863,342
    71,087  F.N.B. Corp.                                 852,333
    66,458  FirstMerit Corp.                           1,169,661
    49,160  National Penn Bancshares, Inc.               477,344
    39,101  Old National Bancorp                         507,140
     6,937  Park National Corp.                          523,188
    73,405  Susquehanna Bancshares, Inc.                 734,050
    28,686  Trustmark Corp.                              660,782
    65,602  Umpqua Holdings Corp.                      1,080,465
    27,537  United Bankshares, Inc.                      851,719
                                                   -------------
                                                       7,720,024
                                                   -------------
            CAPITAL MARKETS -- 0.1%
    34,445  Federated Investors, Inc.,
               Class B                                 1,011,305
                                                   -------------
            CHEMICALS -- 0.0%
     8,866  Kronos Worldwide, Inc.                       122,173
                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.2%
   135,519  R.R. Donnelley & Sons Co.                  2,230,643
   153,874  Waste Management, Inc.                     7,313,631
                                                   -------------
                                                       9,544,274
                                                   -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 19.8%
 2,290,970  AT&T, Inc.                                80,733,783
 1,513,228  Verizon Communications, Inc.              75,646,268
                                                   -------------
                                                     156,380,051
                                                   -------------
            ELECTRIC UTILITIES -- 12.7%
    17,799  ALLETE, Inc.                                 790,098
   206,610  American Electric Power Co., Inc.         10,787,108
   343,701  Duke Energy Corp.                         25,698,524
    87,702  Entergy Corp.                              6,781,996
    62,900  Great Plains Energy, Inc.                  1,520,293
    56,093  Hawaiian Electric Industries, Inc.         1,489,269
   122,367  Northeast Utilities                        5,420,858
    17,684  Otter Tail Corp.                             471,632
   112,367  Pepco Holdings, Inc.                       3,006,941
    49,957  Pinnacle West Capital Corp.                2,729,650
    29,239  Portland General Electric Co.                939,157
   320,207  PPL Corp.                                 10,515,598
   479,460  Southern (The) Co.                        20,928,429
    29,419  UIL Holdings Corp.                         1,041,432
    56,772  Westar Energy, Inc.                        1,937,061


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            ELECTRIC UTILITIES (CONTINUED)
   213,996  Xcel Energy, Inc.                      $   6,505,478
                                                   -------------
                                                     100,563,524
                                                   -------------
            ENERGY EQUIPMENT & SERVICES -- 1.3%
   166,814  Ensco PLC, Class A                         6,891,086
   158,881  Noble Corp. PLC                            3,530,336
                                                   -------------
                                                      10,421,422
                                                   -------------
            FOOD PRODUCTS -- 0.2%
    28,101  B&G Foods, Inc.                              774,183
     3,598  Cal-Maine Foods, Inc.                        321,409
                                                   -------------
                                                       1,095,592
                                                   -------------
            GAS UTILITIES -- 0.8%
    49,437  AGL Resources, Inc.                        2,538,095
    17,057  Laclede Group (The), Inc.                    791,445
    12,575  Northwest Natural Gas Co.                    531,294
    31,254  Piedmont Natural Gas Co., Inc.             1,047,946
    12,466  South Jersey Industries, Inc.                665,186
    23,449  WGL Holdings, Inc.                           987,672
                                                   -------------
                                                       6,561,638
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE --
               0.6%
    68,160  Darden Restaurants, Inc.                   3,507,514
    72,383  International Game Technology              1,221,101
                                                   -------------
                                                       4,728,615
                                                   -------------
            HOUSEHOLD DURABLES -- 0.5%
    52,598  Leggett & Platt, Inc.                      1,836,722
    15,545  M.D.C. Holdings, Inc.                        393,600
    20,725  Tupperware Brands Corp.                    1,430,854
                                                   -------------
                                                       3,661,176
                                                   -------------
            INSURANCE -- 1.0%
    60,335  Cincinnati Financial Corp.                 2,838,762
     9,168  Erie Indemnity Co., Class A                  695,026
    20,204  Mercury General Corp.                        986,157
   134,408  Old Republic International Corp.           1,919,346
    13,136  OneBeacon Insurance Group Ltd.,
               Class A                                   202,426
    31,646  Validus Holdings Ltd.                      1,238,625
                                                   -------------
                                                       7,880,342
                                                   -------------
            IT SERVICES -- 0.7%
   131,151  Paychex, Inc.                              5,796,874
                                                   -------------
            LEISURE PRODUCTS -- 0.7%
   168,074  Mattel, Inc.                               5,151,468


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE PRODUCTS (CONTINUED)
     7,694  Sturm, Ruger & Co., Inc.               $     374,621
                                                   -------------
                                                       5,526,089
                                                   -------------
            MEDIA -- 0.4%
    76,995  Cablevision Systems Corp., Class A         1,348,182
    15,468  Meredith Corp.                               662,030
    38,096  Regal Entertainment Group, Class A           757,349
                                                   -------------
                                                       2,767,561
                                                   -------------
            METALS & MINING -- 1.8%
   421,363  Freeport-McMoRan, Inc.                    13,757,502
                                                   -------------
            MULTI-UTILITIES -- 9.5%
    43,898  Alliant Energy Corp.                       2,432,388
   112,190  Ameren Corp.                               4,300,243
    26,543  Avista Corp.                                 810,358
   186,059  CenterPoint Energy, Inc.                   4,552,864
   108,628  CMS Energy Corp.                           3,221,906
   145,668  Consolidated Edison, Inc.                  8,253,549
   225,161  Dominion Resources, Inc.                  15,556,373
    67,272  DTE Energy Co.                             5,118,054
    36,240  Integrys Energy Group, Inc.                2,349,077
    14,533  NorthWestern Corp.                           659,217
   202,666  PG&E Corp.                                 9,128,076
   230,020  Public Service Enterprise Group,
               Inc.                                    8,565,945
    66,141  SCANA Corp.                                3,281,255
   114,164  TECO Energy, Inc.                          1,984,170
    32,373  Vectren Corp.                              1,291,683
    88,175  Wisconsin Energy Corp.                     3,791,525
                                                   -------------
                                                      75,296,683
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS --
               13.9%
   555,797  Chevron Corp.                             66,317,698
   445,059  ConocoPhillips                            34,055,914
   246,445  Spectra Energy Corp.                       9,675,431
                                                   -------------
                                                     110,049,043
                                                   -------------
            PAPER & FOREST PRODUCTS -- 0.1%
    11,346  Schweitzer-Mauduit International,
               Inc.                                      468,703
                                                   -------------
            PHARMACEUTICALS -- 10.1%
   334,291  Eli Lilly & Co.                           21,678,771
 1,964,033  Pfizer, Inc.                              58,076,456
                                                   -------------
                                                      79,755,227
                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.3%
 1,193,911  Intel Corp.                               41,571,981


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
   44,324   Intersil Corp., Class A                $     629,844
                                                   -------------
                                                      42,201,825
                                                   -------------
            SOFTWARE -- 0.4%
   124,066  CA, Inc.                                   3,466,404
                                                   -------------
            SPECIALTY RETAIL -- 0.6%
    69,976  American Eagle Outfitters, Inc.            1,016,052
    26,407  Guess?, Inc.                                 580,162
   279,602  Staples, Inc.                              3,383,184
                                                   -------------
                                                       4,979,398
                                                   -------------
            THRIFTS & MORTGAGE FINANCE -- 1.0%
   311,266  New York Community Bancorp, Inc.           4,939,791
    44,371  Northwest Bancshares, Inc.                   536,889
   153,574  People's United Financial, Inc.            2,222,216
    21,212  Provident Financial Services, Inc.           347,241
                                                   -------------
                                                       8,046,137
                                                   -------------
            TOBACCO -- 14.0%
   840,362  Altria Group, Inc.                        38,606,230
   169,021  Lorillard, Inc.                           10,126,048
   623,230  Philip Morris International, Inc.         51,977,382
   163,197  Reynolds American, Inc.                    9,628,623
    10,341  Universal Corp.                              459,037
                                                   -------------
                                                     110,797,320
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.1%
    24,518  TAL International Group, Inc.              1,011,368
                                                   -------------
            TOTAL INVESTMENTS -- 99.9%               790,263,356
            (Cost $742,254,053) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                       687,993
                                                   -------------
            NET ASSETS -- 100.0%                   $ 790,951,349
                                                   =============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,291,945 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,282,642.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $790,263,356    $       --    $       --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.8%
    99,782  Exelis, Inc.                           $   1,650,394
    25,732  Huntington Ingalls Industries,
               Inc.                                    2,681,531
        50  Vectrus, Inc. (a)                                977
                                                   -------------
                                                       4,332,902
                                                   -------------
            AIRLINES -- 0.5%
    38,545  Spirit Airlines, Inc. (a)                  2,665,001
                                                   -------------
            AUTO COMPONENTS -- 1.8%
   158,758  Delphi Automotive PLC                      9,738,216
                                                   -------------
            AUTOMOBILES -- 7.3%
   850,229  General Motors Co.                        27,156,314
    49,526  Tesla Motors, Inc. (a)                    12,018,970
                                                   -------------
                                                      39,175,284
                                                   -------------
            BANKS -- 1.0%
    53,843  BankUnited, Inc.                           1,641,673
    73,154  First Republic Bank                        3,612,345
                                                   -------------
                                                       5,254,018
                                                   -------------
            BIOTECHNOLOGY -- 0.5%
    11,243  Intercept Pharmaceuticals, Inc. (a)        2,661,106
                                                   -------------
            BUILDING PRODUCTS -- 0.5%
    50,908  Allegion PLC                               2,425,257
                                                   -------------
            CAPITAL MARKETS -- 0.7%
    35,459  Carlyle Group, L.P. (The) (b)              1,080,081
    53,186  LPL Financial Holdings, Inc.               2,449,215
                                                   -------------
                                                       3,529,296
                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
    92,197  ADT (The) Corp.                            3,269,305
    74,463  KAR Auction Services, Inc.                 2,131,876
    44,526  West Corp.                                 1,311,736
                                                   -------------
                                                       6,712,917
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 2.1%
    34,125  Arista Networks, Inc. (a)                  3,014,261
    99,194  CommScope Holding Co., Inc. (a)            2,371,728
    40,839  Palo Alto Networks, Inc. (a)               4,006,306
    46,752  Ubiquiti Networks, Inc. (a) (c)            1,754,603
                                                   -------------
                                                      11,146,898
                                                   -------------
            CONSUMER FINANCE -- 3.9%
   254,207  Ally Financial, Inc. (a)                   5,882,350
   222,237  Navient Corp.                              3,935,817


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            CONSUMER FINANCE (CONTINUED)
   441,765  Synchrony Financial (a)                $  10,845,331
                                                   -------------
                                                      20,663,498
                                                   -------------
            CONTAINERS & PACKAGING -- 0.3%
    62,256  Berry Plastics Group, Inc. (a)             1,571,341
                                                   -------------
            DIVERSIFIED CONSUMER SERVICES --
               0.9%
    34,982  Bright Horizons Family Solutions,
               Inc. (a)                                1,471,343
    74,442  Houghton Mifflin Harcourt Co. (a)          1,447,152
    70,575  ServiceMaster Global Holdings,
               Inc. (a)                                1,707,915
                                                   -------------
                                                       4,626,410
                                                   -------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.4%
    45,147  CBOE Holdings, Inc.                        2,416,493
   134,554  Voya Financial, Inc.                       5,261,062
                                                   -------------
                                                       7,677,555
                                                   -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.7%
    91,199  CDW Corp.                                  2,831,729
    45,057  Knowles Corp. (a)                          1,194,010
                                                   -------------
                                                       4,025,739
                                                   -------------
            ENERGY EQUIPMENT & SERVICES -- 0.3%
    49,728  Forum Energy Technologies,
               Inc. (a)                                1,522,174
                                                   -------------
            FOOD PRODUCTS -- 4.3%
   314,711  Kraft Foods Group, Inc.                   17,749,700
    62,143  Pinnacle Foods, Inc.                       2,028,969
    92,271  WhiteWave Foods (The) Co. (a)              3,352,206
                                                   -------------
                                                      23,130,875
                                                   -------------
            HEALTH CARE PROVIDERS & SERVICES --
               3.7%
    96,719  Envision Healthcare Holdings,
               Inc. (a)                                3,354,215
   229,097  HCA Holdings, Inc. (a)                    16,155,920
                                                   -------------
                                                      19,510,135
                                                   -------------
            HEALTH CARE TECHNOLOGY -- 0.9%
   175,920  IMS Health Holdings, Inc. (a)              4,607,345
                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE --
               5.9%
   123,499  Aramark                                $   3,248,024
   186,654  Burger King Worldwide, Inc. (c)            5,536,158
    55,551  Dunkin' Brands Group, Inc.                 2,489,796
   521,692  Hilton Worldwide Holdings,
               Inc. (a)                               12,849,274
    69,263  La Quinta Holdings, Inc. (a)               1,315,304
    17,709  Marriott Vacations Worldwide
               Corp. (a)                               1,122,928
   107,666  Norwegian Cruise Line Holdings
               Ltd. (a)                                3,878,129
    47,693  SeaWorld Entertainment, Inc.                 917,136
                                                   -------------
                                                      31,356,749
                                                   -------------
            INSURANCE -- 0.3%
    56,749  First American Financial Corp.             1,539,033
                                                   -------------
            INTERNET & CATALOG RETAIL -- 1.3%
    16,931  Lands' End, Inc. (a) (c)                     696,203
    68,871  TripAdvisor, Inc. (a)                      6,296,187
                                                   -------------
                                                       6,992,390
                                                   -------------
            INTERNET SOFTWARE & SERVICES --
                 15.6%
   169,606  Alibaba Group Holding
                Ltd., ADR (a)                         15,069,493
   714,643  Facebook, Inc., Class A (a)               56,485,383
    42,431  GrubHub, Inc. (a)                          1,452,838
   109,407  Pandora Media, Inc. (a)                    2,643,273
    66,230  Twitter, Inc. (a)                          3,416,143
    32,688  Yelp, Inc. (a)                             2,230,956
    18,077  Zillow, Inc., Class A (a) (c)              2,096,751
                                                   -------------
                                                      83,394,837
                                                   -------------
            IT SERVICES -- 2.4%
    76,637  Booz Allen Hamilton Holding Corp.          1,793,306
    44,109  FleetCor Technologies, Inc. (a)            6,268,771
   140,281  Sabre Corp.                                2,513,134
    77,357  Vantiv, Inc., Class A (a)                  2,390,331
                                                   -------------
                                                      12,965,542
                                                   -------------
            LIFE SCIENCES TOOL & SERVICES --
               0.7%
    68,956  Quintiles Transnational Holdings,
               Inc. (a)                                3,846,366
                                                   -------------
            MACHINERY -- 1.4%
    93,616  Allison Transmission Holdings,
               Inc.                                    2,667,120
    53,701  Rexnord Corp. (a)                          1,527,793


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MACHINERY (CONTINUED)
    96,792  Xylem, Inc.                            $   3,435,148
                                                   -------------
                                                       7,630,061
                                                   -------------
              MEDIA -- 1.7%
    32,109  AMC Networks, Inc., Class A (a)            1,875,808
    55,346  Liberty Media Corp.,
              Class A (a)                              2,611,224
   201,024  News Corp., Class A (a)                    3,286,742
    57,720  Time, Inc. (a)                             1,352,380
                                                   -------------
                                                       9,126,154
                                                   -------------
            METALS & MINING -- 0.5%
    24,046  TimkenSteel Corp.                          1,117,899
    28,530  U.S. Silica Holdings, Inc.                 1,783,410
                                                   -------------
                                                       2,901,309
                                                   -------------
            MULTILINE RETAIL -- 0.3%
    39,296  Burlington Stores, Inc. (a)                1,566,339
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS --
               13.5%
   138,845  Antero Resources Corp. (a)                 7,621,202
   544,798  Kinder Morgan, Inc. (c)                   20,887,555
   150,118  Marathon Petroleum Corp.                  12,710,491
    53,595  Oasis Petroleum, Inc. (a)                  2,240,807
   296,124  Phillips 66                               24,077,843
    72,199  Rice Energy, Inc. (a)                      1,920,493
   107,517  WPX Energy, Inc. (a)                       2,586,859
                                                   -------------
                                                      72,045,250
                                                   -------------
            PERSONAL PRODUCTS -- 0.6%
   201,036  Coty, Inc., Class A                        3,327,146
                                                   -------------
            PHARMACEUTICALS -- 12.6%
   843,933  AbbVie, Inc.                              48,745,570
    62,162  Catalent, Inc. (a)                         1,555,915
    60,239  Mallinckrodt PLC (a)                       5,430,546
    19,018  Pacira Pharmaceuticals, Inc. (a)           1,843,225
   265,554  Zoetis, Inc.                               9,812,220
                                                   -------------
                                                      67,387,476
                                                   -------------
            PROFESSIONAL SERVICES -- 1.8%
   201,496  Nielsen N.V.                               8,932,318
    36,614  TriNet Group, Inc. (a)                       942,810
                                                   -------------
                                                       9,875,128
                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.4%
    63,580  CBS Outdoor Americas, Inc.                 1,903,585
                                                   -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
    21,003  Howard Hughes (The) Corp. (a)              3,150,450
                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND (FPX)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.9%
   160,962  Freescale Semiconductor
               Ltd. (a) (c)                        $   3,143,588
   100,042  NXP Semiconductors N.V. (a)                6,845,874
                                                   -------------
                                                       9,989,462
                                                   -------------
            SOFTWARE -- 1.5%
    77,199  ServiceNow, Inc. (a)                       4,537,757
    63,537  Splunk, Inc. (a)                           3,517,409
                                                   -------------
                                                       8,055,166
                                                   -------------
            SPECIALTY RETAIL -- 1.2%
    40,065  CST Brands, Inc.                           1,440,337
   108,063  Michaels Cos., (The), Inc. (a)             1,888,941
    24,227  Murphy USA, Inc. (a)                       1,285,484
    20,927  Restoration Hardware Holdings,
               Inc. (a)                                1,664,743
                                                   -------------
                                                       6,279,505
                                                   -------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.5%
   108,854  Michael Kors Holdings Ltd. (a)             7,771,087
                                                   -------------
            THRIFTS & MORTGAGE FINANCE -- 0.2%
    65,133  EverBank Financial Corp.                   1,150,249
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.2%
    54,247  Air Lease Corp.                            1,763,028
   103,790  HD Supply Holdings, Inc. (a)               2,829,315
    56,704  NOW, Inc. (a)                              1,724,369
                                                   -------------
                                                       6,316,712
                                                   -------------
            TOTAL COMMON STOCKS -- 100.0%            533,545,963
            (Cost $476,633,633)

            MONEY MARKET FUNDS -- 4.5%
24,075,226  Goldman Sachs Financial
               Square Treasury
               Obligations Fund -
               Institutional Class
               - 0.01% (d) (e)                        24,075,226
            (Cost $24,075,226)                     -------------



            DESCRIPTION                                VALUE
            ----------------------------------------------------
            TOTAL INVESTMENTS -- 104.5%            $ 557,621,189
            (Cost $500,708,859) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (4.5)%                 (24,094,109)
                                                   -------------
            NET ASSETS -- 100.0%                   $ 533,527,080
                                                   =============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $23,298,841 and the total value of the collateral held by the Fund is $24,075,226.

(d)   Interest rate shown reflects yield as of September 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $69,415,957 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,503,627.

ADR - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $ 533,545,963    $       --   $        --
Money Market Funds      24,075,226            --            --
                     -----------------------------------------
Total Investments    $ 557,621,189    $       --   $        --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-----------------------------------------------------------------
             COMMON STOCKS -- 92.2%
             BIOTECHNOLOGY -- 74.8%
    423,397  Alexion Pharmaceuticals,
                Inc. (a)                           $   70,207,690
    575,952  Amgen, Inc.                               80,898,218
    224,649  Biogen Idec, Inc. (a)                     74,316,136
  1,155,396  BioMarin Pharmaceutical,
                Inc. (a)                               83,373,375
    801,997  Celgene Corp. (a)                         76,013,276
  1,628,481  Cepheid, Inc. (a)                         71,702,018
  4,183,518  Exact Sciences Corp. (a) (b)              81,076,579
    764,903  Gilead Sciences, Inc. (a)                 81,423,924
  5,811,998  ImmunoGen, Inc. (a) (b)                   61,549,059
  1,440,927  Incyte Corp. (a)                          70,677,469
  1,759,344  Myriad Genetics, Inc. (a) (b)             67,857,898
    720,123  Pharmacyclics, Inc. (a)                   84,564,044
    223,234  Regeneron Pharmaceuticals,
                Inc. (a)                               80,480,322
    745,307  United Therapeutics Corp. (a)             95,883,746
    701,925  Vertex Pharmaceuticals, Inc. (a)          78,833,197
                                                   --------------
                                                    1,158,856,951
                                                   --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 12.6%
    391,891  Illumina, Inc. (a)                        64,238,773
  2,709,704  QIAGEN N.V. (a)                           61,699,960
    748,800  Techne Corp.                              70,050,240
                                                   --------------
                                                      195,988,973
                                                   --------------
             PHARMACEUTICALS -- 4.8%
  6,136,021  Nektar Therapeutics (a)                   74,061,773
                                                   --------------
             TOTAL COMMON STOCKS -- 92.2%           1,428,907,697
             (Cost $1,129,299,582)

             MONEY MARKET FUNDS -- 10.5%
162,623,949  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                         162,623,949
                (Cost $162,623,949)                --------------

             TOTAL INVESTMENTS -- 102.7%            1,591,531,646
             (Cost $1,291,923,531) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.7)%                 (41,747,512)
                                                   --------------
             NET ASSETS -- 100.0%                  $1,549,784,134
                                                   ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $125,435,497 and the total value of the collateral held by the Fund is $162,623,949.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $323,290,651 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,682,536.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2         LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 1,428,907,697     $       --      $        --
Money Market Funds        162,623,949             --               --
                      -----------------------------------------------
Total Investments     $ 1,591,531,646     $       --      $        --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                 VALUE
-----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 4.3%
 1,532,038  E*TRADE Financial Corp. (a)            $   34,608,738
 1,239,372  TD Ameritrade Holding Corp.                41,357,844
                                                   --------------
                                                       75,966,582
                                                   --------------
            COMMUNICATIONS EQUIPMENT -- 3.7%
 1,767,932  Juniper Networks, Inc.                     39,159,694
   447,740  NETGEAR, Inc. (a)                          13,991,875
 3,423,936  Sonus Networks, Inc. (a)                   11,709,861
                                                   --------------
                                                       64,861,430
                                                   --------------
            HEALTH CARE TECHNOLOGY -- 1.1%
 1,466,555  Allscripts Healthcare Solutions,
               Inc. (a)                                19,673,835
                                                   --------------
            INTERNET & CATALOG RETAIL --
               24.2%
   459,669  Amazon.com, Inc. (a)                      148,215,673
   458,928  Expedia, Inc.                              40,211,271
 3,312,798  Groupon, Inc. (a) (b)                      22,129,491
   151,406  Netflix, Inc. (a)                          68,311,359
    90,285  Priceline Group (The), Inc. (a)           104,602,395
   458,186  TripAdvisor, Inc. (a)                      41,887,364
                                                   --------------
                                                      425,357,553
                                                   --------------
            INTERNET SOFTWARE & SERVICES --
               57.7%
   728,402  Akamai Technologies, Inc. (a)              43,558,440
   696,378  Blucora, Inc. (a)                          10,612,801
   646,008  Conversant, Inc. (a)                       22,125,774
   467,295  Cornerstone OnDemand, Inc. (a)             16,079,621
   429,632  Dealertrack Technologies,
               Inc. (a)                                18,650,325
   330,886  Demandware, Inc. (a)                       16,848,715
   609,821  Digital River, Inc. (a)                     8,854,601
 2,142,608  EarthLink Holdings Corp.                    7,327,719
 2,020,995  eBay, Inc. (a)                            114,448,947
   212,455  Equinix, Inc. (a)                          45,142,438
 2,157,243  Facebook, Inc., Class A (a)               170,508,487
   153,137  Google, Inc., Class A (a)                  90,107,342
   153,124  Google, Inc., Class C (a)                  88,407,673
   444,556  IAC/InterActiveCorp                        29,296,240
   404,189  j2 Global, Inc.                            19,950,769
   287,729  LinkedIn Corp., Class A (a)                59,787,209
   829,896  LivePerson, Inc. (a)                       10,448,391
 1,134,228  Pandora Media, Inc. (a)                    27,402,948
   754,314  Rackspace Hosting, Inc. (a)                24,552,921
 1,319,246  Twitter, Inc. (a)                          68,046,709
   456,429  United Online, Inc.                         4,997,897
   606,839  VeriSign, Inc. (a) (b)                     33,448,966


SHARES      DESCRIPTION                                 VALUE
-----------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
 2,038,291  Yahoo!, Inc. (a)                       $   83,060,358
                                                   --------------
                                                    1,013,665,291
                                                   --------------
            IT SERVICES -- 1.0%
 1,191,157  Sapient Corp. (a)                          16,676,198
                                                   --------------
            SOFTWARE -- 8.0%
   609,394  Ebix, Inc. (b)                              8,641,207
   272,664  NetSuite, Inc. (a)                         24,414,335
 1,323,808  salesforce.com, Inc. (a)                   76,158,674
 1,147,497  TIBCO Software, Inc. (a)                   27,115,354
   723,505  VirnetX Holding Corp. (a) (b)               4,341,030
                                                   --------------
                                                      140,670,600
                                                   --------------
            TOTAL COMMON STOCKS -- 100.0%           1,756,871,489
            (Cost $1,657,976,096)                  --------------

            MONEY MARKET FUNDS -- 1.6%
26,696,915  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.01% (c) (d)                           26,696,915
   922,158  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                          922,158
                                                   --------------
            TOTAL MONEY MARKET FUNDS -- 1.6%           27,619,073
            (Cost $27,619,073)                     --------------

            TOTAL INVESTMENTS -- 101.6%             1,784,490,562
            (Cost $1,685,595,169) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.6)%                  (27,740,408)
                                                   --------------
            NET ASSETS -- 100.0%                   $1,756,750,154
                                                   ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

SEPTEMBER 30, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $25,782,816 and the total value of the collateral held by the Fund is $26,696,915.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $170,089,869 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,194,476.

--------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1            LEVEL 2         LEVEL 3
----------------------------------------------------------------------
Common Stocks*        $ 1,756,871,489        $     --        $      --
Money Market Funds         27,619,073              --               --
                      ------------------------------------------------
Total Investments     $ 1,784,490,562        $     --        $      --
                      ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 10.3%
    13,246  General Dynamics Corp.                 $   1,683,434
    16,095  Honeywell International, Inc.              1,498,766
     9,590  Lockheed Martin Corp.                      1,752,860
    12,580  Northrop Grumman Corp.                     1,657,541
    13,721  United Technologies Corp.                  1,448,938
                                                   -------------
                                                       8,041,539
                                                   -------------
            EIGHT & LOGISTICS -- 1.9%
    15,010  United Parcel Service, Inc., Class B       1,475,333
                                                   -------------
            BEVERAGES -- 4.1%
    36,726  Coca-Cola (The) Co.                        1,566,731
    17,297  PepsiCo, Inc.                              1,610,178
                                                   -------------
                                                       3,176,909
                                                   -------------
            CAPITAL MARKETS -- 1.9%
    19,181  T. Rowe Price Group, Inc.                  1,503,790
                                                   -------------
            CHEMICALS -- 6.2%
    23,772  E.I. du Pont de Nemours & Co.              1,705,879
    15,424  LyondellBasell Industries N.V.,
               Class A                                 1,675,972
     7,436  PPG Industries, Inc.                       1,462,958
                                                   -------------
                                                       4,844,809
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 3.8%
    23,794  Motorola Solutions, Inc.                   1,505,684
    19,628  QUALCOMM, Inc.                             1,467,586
                                                   -------------
                                                       2,973,270
                                                   -------------
            ELECTRICAL EQUIPMENT -- 1.8%
    23,123  Emerson Electric Co.                       1,447,037
                                                   -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 2.1%
    16,170  Amphenol Corp., Class A                    1,614,736
                                                   -------------
            FOOD & STAPLES RETAILING -- 4.1%
    13,235  Costco Wholesale Corp.                     1,658,610
    20,214  Wal-Mart Stores, Inc.                      1,545,765
                                                   -------------
                                                       3,204,375
                                                   -------------
            FOOD PRODUCTS -- 3.9%
    16,604  Hershey (The) Co.                          1,584,520
    26,063  Kraft Foods Group, Inc.                    1,469,953
                                                   -------------
                                                       3,054,473
                                                   -------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               7.7%
    20,364  Baxter International, Inc.                 1,461,524
    13,138  Becton, Dickinson and Co.                  1,495,236


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
    24,989  Medtronic, Inc.                        $   1,548,068
    18,422  Varian Medical Systems, Inc. (a)           1,475,971
                                                   -------------
                                                       5,980,799
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE -- 1.9%
    15,742  McDonald's Corp.                           1,492,499
                                                   -------------
            HOUSEHOLD PRODUCTS -- 5.9%
    22,617  Colgate-Palmolive Co.                      1,475,081
    13,755  Kimberly-Clark Corp.                       1,479,625
    19,346  Procter & Gamble (The) Co.                 1,620,034
                                                   -------------
                                                       4,574,740
                                                   -------------
            INDUSTRIAL CONGLOMERATES -- 1.9%
    10,759  3M Co.                                     1,524,335
                                                   -------------
            INSURANCE -- 9.9%
    24,459  Aflac, Inc.                                1,424,737
     9,593  Everest Re Group, Ltd.                     1,554,162
    29,904  Marsh & McLennan Cos., Inc.                1,565,175
    64,499  Progressive (The) Corp.                    1,630,535
    16,345  Travelers (The) Cos., Inc.                 1,535,449
                                                   -------------
                                                       7,710,058
                                                   -------------
            IT SERVICES -- 6.0%
    19,542  Accenture PLC, Class A                     1,589,155
    19,231  Automatic Data Processing, Inc.            1,597,712
     8,095  International Business Machines Corp.      1,536,674
                                                   -------------
                                                       4,723,541
                                                   -------------
            MACHINERY -- 2.0%
    18,290  Illinois Tool Works, Inc.                  1,544,042
                                                   -------------
            MEDIA -- 2.1%
    18,160  Walt Disney (The) Co.                      1,616,785
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS -- 3.6%
    18,385  ConocoPhillips                             1,406,820
    15,169  Exxon Mobil Corp.                          1,426,645
                                                   -------------
                                                       2,833,465
                                                   -------------
            PERSONAL PRODUCTS -- 2.0%
    20,482  Estee Lauder (The) Cos., Inc.,
               Class A                                 1,530,415
                                                   -------------
            PHARMACEUTICALS -- 4.1%
    24,552  Eli Lilly & Co.                            1,592,197
    15,307  Johnson & Johnson                          1,631,573
                                                   -------------
                                                       3,223,770
                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 4.2%
    14,676  Norfolk Southern Corp.                 $   1,637,842
    15,377  Union Pacific Corp.                        1,667,174
                                                   -------------
                                                       3,305,016
                                                   -------------
            SOFTWARE -- 4.1%
    54,831  CA, Inc.                                   1,531,978
    19,022  Intuit, Inc.                               1,667,278
                                                   -------------
                                                       3,199,256
                                                   -------------
            SPECIALTY RETAIL -- 2.3%
    19,459  Home Depot (The), Inc.                     1,785,169
                                                   -------------
            TOBACCO -- 2.2%
    36,953  Altria Group, Inc.                         1,697,621
                                                   -------------
            TOTAL INVESTMENTS -- 100.0%               78,077,782
            (Cost $73,186,546) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                      (4,700)
                                                   -------------
            NET ASSETS -- 100.0%                   $  78,073,082
                                                   =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,462,214 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $570,978.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1            LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 78,077,782       $    --       $     --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.3%
       602  AAR Corp.                              $      14,538
                                                   -------------
            AIR FREIGHT & LOGISTICS -- 0.7%
       352  C.H. Robinson Worldwide, Inc.                 23,345
       326  Park-Ohio Holdings Corp.                      15,602
                                                   -------------
                                                          38,947
                                                   -------------
            AIRLINES -- 2.6%
       138  Allegiant Travel Co.                          17,065
       198  Copa Holdings S.A., Class A                   21,243
     2,151  JetBlue Airways Corp. (a)                     22,844
     2,204  Southwest Airlines Co.                        74,429
                                                   -------------
                                                         135,581
                                                   -------------
            AUTO COMPONENTS -- 1.9%
       928  Delphi Automotive PLC                         56,924
     1,024  Federal-Mogul Holdings Corp. (a)              15,227
       921  Gentex Corp.                                  24,655
                                                   -------------
                                                          96,806
                                                   -------------
            AUTOMOBILES -- 2.5%
     1,856  Honda Motor Co., Ltd., ADR                    63,623
       541  Toyota Motor Corp., ADR                       63,584
                                                    ------------
                                                         127,207
                                                   -------------
            BANKS -- 0.5%
       822  Popular, Inc. (a)                             24,196
                                                   -------------
            BEVERAGES -- 1.3%
       878  Molson Coors Brewing Co., Class B             65,358
                                                   -------------
            BIOTECHNOLOGY -- 1.6%
       679  Gilead Sciences, Inc. (a)                     72,280
     1,781  PDL BioPharma, Inc.                           13,304
                                                   -------------
                                                          85,584
                                                   -------------
            BUILDING PRODUCTS -- 0.3%
       875  Quanex Building Products Corp.                15,829
                                                   -------------
            CAPITAL MARKETS -- 2.4%
     1,951  Apollo Investment Corp. (b)                   15,940
       366  Goldman Sachs Group (The), Inc.               67,187
       315  Piper Jaffray Cos. (a)                        16,455
       704  SEI Investments Co.                           25,457
                                                   -------------
                                                         125,039
                                                   -------------
            CHEMICALS -- 3.5%
       427  Celanese Corp., Series A                      24,988
     1,272  Ferro Corp. (a)                               18,431
       417  Innospec, Inc.                                14,971
       583  LyondellBasell Industries N.V.,
               Class A                                    63,349


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            CHEMICALS (CONTINUED)
       719  Westlake Chemical Corp.                $      62,258
                                                   -------------
                                                         183,997
                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.5%
     1,641  Republic Services, Inc.                       64,032
       414  United Stationers, Inc.                       15,554
                                                   -------------
                                                          79,586
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 0.9%
     2,724  Brocade Communications Systems, Inc.          29,610
       340  EchoStar Corp., Class A (a)                   16,578
                                                   -------------
                                                          46,188
                                                   -------------
            CONSTRUCTION & ENGINEERING -- 0.5%
       724  AECOM Technology Corp. (a)                    24,435
                                                   -------------
            CONSUMER FINANCE -- 0.6%
       370  Cash America International, Inc.              16,206
       286  First Cash Financial Services,
               Inc. (a)                                   16,010
                                                   -------------
                                                          32,216
                                                   -------------
            CONTAINERS & PACKAGING -- 0.5%
       380  Packaging Corp. of America                    24,252
                                                   -------------
            DIVERSIFIED CONSUMER SERVICES -- 0.4%
     1,146  Regis Corp.                                   18,290
                                                   -------------
            DIVERSIFIED FINANCIAL SERVICES --
               1.7%
       468  Berkshire Hathaway, Inc., Class B (a)         64,649
       602  NASDAQ OMX Group (The), Inc.                  25,537
                                                   -------------
                                                          90,186
                                                   -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.5%
     2,237  Windstream Holdings, Inc.                     24,115
                                                   -------------
            ELECTRIC UTILITIES -- 0.3%
       676  Empire District Electric (The) Co.            16,325
                                                   -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.5%
       691  Benchmark Electronics, Inc. (a)               15,347
     2,367  Flextronics International Ltd. (a)            24,427
       907  Ingram Micro, Inc., Class A (a)               23,410
     1,126  Vishay Intertechnology, Inc.                  16,091
                                                   -------------
                                                          79,275
                                                   -------------
            ENERGY EQUIPMENT & SERVICES -- 5.1%
       429  GulfMark Offshore, Inc., Class A              13,449
       909  Halliburton Co.                               58,640
       988  Helix Energy Solutions Group,
               Inc. (a)                                   21,795


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
       578  Schlumberger Ltd.                      $      58,777
     1,691  Seadrill Ltd.                                 45,251
       340  Tidewater, Inc.                               13,270
     1,595  Transocean Ltd.                               50,992
                                                   -------------
                                                         262,174
                                                   -------------
            FOOD & STAPLES RETAILING -- 1.3%
     1,274  Kroger (The) Co.                              66,248
                                                   -------------
            FOOD PRODUCTS -- 2.3%
     1,267  Archer-Daniels-Midland Co.                    64,744
       221  Cal-Maine Foods, Inc.                         19,742
       534  Fresh Del Monte Produce, Inc.                 17,034
       182  Sanderson Farms, Inc.                         16,007
                                                   -------------
                                                         117,527
                                                   -------------
            GAS UTILITIES -- 0.3%
       327  New Jersey Resources Corp.                    16,517
                                                   -------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.2%
       423  C. R. Bard, Inc.                              60,366
                                                   -------------
            HEALTH CARE PROVIDERS & SERVICES --
               1.4%
       413  Quest Diagnostics, Inc.                       25,061
       409  Tenet Healthcare Corp. (a)                    24,290
       236  Universal Health Services, Inc.,
               Class B                                    24,662
                                                   -------------
                                                          74,013
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE -- 2.0%
     1,038  Royal Caribbean Cruises Ltd.                  69,847
       406  Tim Hortons, Inc.                             31,997
                                                   -------------
                                                         101,844
                                                   -------------
            INSURANCE -- 9.6%
       629  ACE Ltd.                                      65,963
        60  Alleghany Corp. (a)                           25,089
       298  Endurance Specialty Holdings Ltd.             16,444
       158  Everest Re Group, Ltd.                        25,598
       511  Greenlight Capital Re, Ltd.,
               Class A (a)                                16,561
       410  Hanover Insurance Group (The), Inc.           25,182
       497  Mercury General Corp.                         24,259
     1,251  Principal Financial Group, Inc.               65,640
       724  Prudential Financial, Inc.                    63,669
       306  Reinsurance Group of America, Inc.            24,520
       257  RenaissanceRe Holdings Ltd.                   25,697
       696  Travelers (The) Cos., Inc.                    65,382
       553  W. R. Berkley Corp.                           26,433


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            INSURANCE (CONTINUED)
       786  XL Group PLC                           $      26,072
                                                   -------------
                                                         496,509
                                                   -------------
            INTERNET & CATALOG RETAIL -- 1.2%
       140  Netflix, Inc. (a)                             63,165
                                                   -------------
            INTERNET SOFTWARE & SERVICES -- 1.7%
       111  Google, Inc., Class C (a)                     64,087
       806  Rackspace Hosting, Inc. (a)                   26,235
                                                  --- ----------
                                                          90,322
                                                   -------------
            IT SERVICES -- 5.2%
       280  DST Systems, Inc.                             23,497
     1,080  Infosys Ltd., ADR                             65,329
       337  International Business Machines Corp.         63,973
       592  NeuStar, Inc., Class A (a)                    14,699
       586  TeleTech Holdings, Inc. (a)                   14,404
       592  Teradata Corp. (a)                            24,817
     4,725  Xerox Corp.                                   62,512
                                                   -------------
                                                         269,231
                                                   -------------
            LEISURE PRODUCTS -- 0.6%
     1,333  Smith & Wesson Holding Corp. (a)              12,584
       331  Sturm, Ruger & Co., Inc.                      16,116
                                                   -------------
                                                          28,700
                                                   -------------
            MACHINERY -- 0.8%
       228  American Railcar Industries, Inc.             16,854
       537  ITT Corp.                                     24,133
                                                   -------------
                                                          40,987
                                                   -------------
            MEDIA -- 1.0%
       463  Scholastic Corp.                              14,964
       322  Scripps Networks Interactive, Inc.,
               Class A                                    25,145
       521  Sinclair Broadcast Group, Inc.,
               Class A                                    13,593
                                                   -------------
                                                          53,702
                                                   -------------
            METALS & MINING -- 0.7%
       926  Cliffs Natural Resources, Inc.                 9,612
     1,169  Steel Dynamics, Inc.                          26,431
                                                   -------------
                                                          36,043
                                                   -------------
            MULTILINE RETAIL -- 2.9%
     1,146  Dollar Tree, Inc. (a)                         64,256
       328  Family Dollar Stores, Inc.                    25,335
     1,050  Macy's, Inc.                                  61,089
                                                   -------------
                                                         150,680
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS -- 9.9%
     4,198  Alpha Natural Resources, Inc. (a)             10,411


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
       632  Apache Corp.                           $      59,326
       781  ConocoPhillips                                59,762
       851  Devon Energy Corp.                            58,021
       583  EOG Resources, Inc.                           57,729
     1,614  Marathon Oil Corp.                            60,670
       428  Murphy Oil Corp.                              24,357
       626  Newfield Exploration Co. (a)                  23,206
       527  Oasis Petroleum, Inc. (a)                     22,034
       633  Occidental Petroleum Corp.                    60,863
     3,835  Petroleo Brasileiro S.A., ADR                 54,419
       735  QEP Resources, Inc.                           22,623
                                                   -------------
                                                         513,421
                                                   -------------
            PAPER & FOREST PRODUCTS -- 0.3%
       309  Neenah Paper, Inc.                            16,525
                                                   -------------
            PERSONAL PRODUCTS -- 1.2%
       836  Estee Lauder (The) Cos., Inc.,
               Class A                                    62,466
                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS -- 0.5%
     2,207  Annaly Capital Management, Inc.               23,571
                                                   -------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.2%
     1,353  Brookfield Asset Management, Inc.,
               Class A                                    60,831
                                                   -------------
            ROAD & RAIL -- 0.8%
       401  Avis Budget Group, Inc. (a)                   22,011
       739  Heartland Express, Inc.                       17,706
                                                   -------------
                                                          39,717
                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.2%
       744  Cirrus Logic, Inc. (a)                        15,512
     2,054  Micron Technology, Inc. (a)                   70,370
       700  OmniVision Technologies, Inc. (a)             18,522
     3,149  Taiwan Semiconductor Manufacturing
               Co., Ltd., ADR                             63,547
                                                   -------------
                                                         167,951
                                                   -------------
            SOFTWARE -- 2.1%
       206  FactSet Research Systems, Inc.                25,035
     1,461  Microsoft Corp.                               67,732
       804  Take-Two Interactive Software,
               Inc. (a)                                   18,549
                                                   -------------
                                                         111,316
                                                   -------------
            SPECIALTY RETAIL -- 6.7%
     1,008  Bed Bath & Beyond, Inc. (a)                   66,357
       568  Brown Shoe Co., Inc.                          15,410
       363  Buckle (The), Inc.                            16,477


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
     1,181  Express, Inc. (a)                      $      18,435
       507  Foot Locker, Inc.                             28,214
       606  GameStop Corp., Class A                       24,967
     1,493  Gap (The), Inc.                               62,243
       283  Outerwall, Inc. (a)                           15,876
       368  PetSmart, Inc.                                25,793
     2,213  Staples, Inc.                                 26,777
       274  Ulta Salon, Cosmetics & Fragrance,
               Inc. (a)                                   32,379
       556  Zumiez, Inc. (a)                              15,624
                                                   -------------
                                                         348,552
                                                   -------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 5.3%
       658  Apple, Inc.                                   66,293
     1,908  CANON, Inc., ADR                              62,182
     1,793  Hewlett-Packard Co.                           63,598
       503  Lexmark International, Inc., Class A          21,378
     1,108  Seagate Technology PLC                        63,455
                                                   -------------
                                                         276,906
                                                   -------------
            TEXTILES, APPAREL & LUXURY GOODS --
               1.7%
       696  NIKE, Inc., Class B                           62,083
       155  Ralph Lauren Corp.                            25,533
                                                   -------------
                                                          87,616
                                                   -------------
            THRIFTS & MORTGAGE FINANCE -- 0.8%
     1,397  Capitol Federal Financial, Inc.               16,512
     1,876  People's United Financial, Inc.               27,146
                                                   -------------
                                                          43,658
                                                   -------------
            TOBACCO -- 0.3%
       321  Universal Corp.                               14,249
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.5%
       231  United Rentals, Inc. (a)                      25,664
                                                   -------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.2%
     2,690  America Movil SAB de C.V.,
               Series L, ADR                              67,788
       611  Shenandoah Telecommunications Co.             15,159
       682  Telephone & Data Systems, Inc.                16,341
       463  United States Cellular Corp. (a)              16,427
                                                   -------------
                                                         115,715
                                                   -------------
            TOTAL COMMON STOCKS -- 100.0%              5,184,136
            (Cost $5,074,538)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MONEY MARKET FUNDS -- 0.3%
    16,243  Morgan Stanley InstitutionaL
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                   $      16,243
            (Cost $16,243)                         -------------

            TOTAL INVESTMENTS -- 100.3%                5,200,379
            (Cost $5,090,781) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.3)%                     (13,656)
                                                   -------------
            NET ASSETS -- 100.0%                   $   5,186,723
                                                   =============


(a)   Non-income producing security.

(b)   Business Development Company.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $292,704 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $183,106.

ADR - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                   $ 5,184,136       $     --          $        --
Money Market Funds                    16,243             --                   --
                                 -----------------------------------------------
Total Investments                $ 5,200,379       $     --          $        --
                                 ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.3%
    38,961  Boeing (The) Co.                       $   4,962,852
    44,499  L-3 Communications Holdings, Inc.          5,291,821
    27,996  Lockheed Martin Corp.                      5,117,109
    37,990  Northrop Grumman Corp.                     5,005,563
    48,944  Raytheon Co.                               4,973,689
    47,064  United Technologies Corp.                  4,969,958
                                                   -------------
                                                      30,320,992
                                                   -------------
            AIR FREIGHT & LOGISTICS -- 1.1%
    75,082  C.H. Robinson Worldwide, Inc.              4,979,438
    51,060  United Parcel Service, Inc., Class B       5,018,688
                                                   -------------
                                                       9,998,126
                                                   -------------
            AUTOMOBILES -- 0.5%
   144,875  Honda Motor Co., Ltd., ADR                 4,966,315
                                                   -------------
            BANKS -- 3.7%
    65,608  Bank of Montreal                           4,830,061
    77,574  Bank of Nova Scotia                        4,797,952
    74,297  BOK Financial Corp.                        4,939,265
    52,272  Canadian Imperial Bank of Commerce         4,696,639
    63,343  Cullen/Frost Bankers, Inc.                 4,846,373
    67,727  Royal Bank of Canada                       4,839,094
    97,344  Toronto-Dominion (The) Bank                4,807,820
                                                   -------------
                                                      33,757,204
                                                   -------------
            BEVERAGES -- 2.1%
    43,741  Anheuser-Busch InBev N.V., ADR             4,848,690
   118,693  Coca-Cola (The) Co.                        5,063,443
    42,257  Diageo PLC, ADR                            4,876,458
    53,548  PepsiCo, Inc.                              4,984,783
                                                   -------------
                                                      19,773,374
                                                   -------------
            CHEMICALS -- 1.1%
    37,338  Air Products & Chemicals, Inc.             4,860,661
    70,093  E.I. du Pont de Nemours & Co.              5,029,873
                                                   -------------
                                                       9,890,534
                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.6%
   174,968  Healthcare Services Group, Inc.            5,005,834
   128,226  Republic Services, Inc.                    5,003,379
   106,373  Waste Management, Inc.                     5,055,909
                                                   -------------
                                                      15,065,122
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 2.2%
   200,689  Cisco Systems, Inc.                        5,051,342
    73,367  Harris Corp.                               4,871,569
    81,244  Motorola Solutions, Inc.                   5,141,120


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (CONTINUED)
    65,685  QUALCOMM, Inc.                         $   4,911,268
                                                   -------------
                                                      19,975,299
                                                   -------------
            CONTAINERS & PACKAGING -- 1.1%
   129,217  Bemis Co., Inc.                            4,912,830
   126,005  Sonoco Products Co.                        4,950,737
                                                   -------------
                                                       9,863,567
                                                   -------------
            DISTRIBUTORS -- 0.5%
    56,502  Genuine Parts Co.                          4,955,790
                                                   -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.6%
   141,158  AT&T, Inc.                                 4,974,408
   141,515  TELUS Corp.                                4,836,983
    99,865  Verizon Communications, Inc.               4,992,251
                                                   -------------
                                                      14,803,642
                                                   -------------
            ELECTRIC UTILITIES -- 10.7%
   109,530  ALLETE, Inc.                               4,862,037
    94,601  American Electric Power Co., Inc.          4,939,118
    91,897  Cleco Corp.                                4,424,841
    67,839  Duke Energy Corp.                          5,072,322
    87,457  Edison International                       4,890,595
   136,062  El Paso Electric Co.                       4,973,066
   203,293  Empire District Electric (The) Co.         4,909,526
   188,673  Hawaiian Electric Industries, Inc.         5,009,268
    91,580  IDACORP, Inc.                              4,909,604
   129,821  MGE Energy, Inc.                           4,837,130
    52,964  NextEra Energy, Inc.                       4,972,260
   111,582  Northeast Utilities                        4,943,083
   140,056  OGE Energy Corp.                           5,197,478
    89,137  Pinnacle West Capital Corp.                4,870,446
   152,547  Portland General Electric Co.              4,899,810
   150,393  PPL Corp.                                  4,938,906
   115,275  Southern (The) Co.                         5,031,754
   137,402  UIL Holdings Corp.                         4,864,031
   143,954  Westar Energy, Inc.                        4,911,710
   162,175  Xcel Energy, Inc.                          4,930,120
                                                   -------------
                                                      98,387,105
                                                   -------------
            ELECTRICAL EQUIPMENT -- 1.1%
    77,012  Eaton Corp. PLC                            4,880,250
    77,994  Emerson Electric Co.                       4,880,865
                                                   -------------
                                                       9,761,115
            FOOD & STAPLES RETAILING -- 2.2%
   133,419  Sysco Corp.                                5,063,251
    82,938  Walgreen Co.                               4,915,735


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING (CONTINUED)
    65,668  Wal-Mart Stores, Inc.                  $   5,021,632
   123,123  Weis Markets, Inc.                         4,805,491
                                                   -------------
                                                      19,806,109
                                                   -------------
            FOOD PRODUCTS -- 5.4%
   117,112  Campbell Soup Co.                          5,004,196
   149,452  ConAgra Foods, Inc.                        4,937,894
    98,740  General Mills, Inc.                        4,981,433
    53,684  Hershey (The) Co.                          5,123,064
    50,356  J.M. Smucker (The) Co.                     4,984,740
    80,448  Kellogg Co.                                4,955,597
    88,397  Kraft Foods Group, Inc.                    4,985,591
    58,236  Lancaster Colony Corp.                     4,966,366
    74,583  McCormick & Co., Inc.                      4,989,603
   117,329  Unilever PLC, ADR                          4,916,085
                                                   -------------
                                                      49,844,569
                                                   -------------
            GAS UTILITIES -- 5.4%
    97,057  AGL Resources, Inc.                        4,982,906
   102,478  Atmos Energy Corp.                         4,888,201
   105,877  Laclede Group (The), Inc.                  4,912,693
   100,004  New Jersey Resources Corp.                 5,051,202
   116,243  Northwest Natural Gas Co.                  4,911,267
   145,501  Piedmont Natural Gas Co., Inc.             4,878,648
   222,616  Questar Corp.                              4,962,111
    92,935  South Jersey Industries, Inc.              4,959,012
   145,627  UGI Corp.                                  4,964,424
   117,767  WGL Holdings, Inc.                         4,960,346
                                                   -------------
                                                      49,470,810
                                                   -------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.6%
   115,466  Abbott Laboratories                        4,802,231
    69,533  Baxter International, Inc.                 4,990,383
    99,426  ResMed, Inc.                               4,898,719
                                                   -------------
                                                      14,691,333
                                                   -------------
            HEALTH CARE PROVIDERS & SERVICES --
               1.1%
   149,857  Owens & Minor, Inc.                        4,906,318
    80,461  Quest Diagnostics, Inc.                    4,882,374
                                                   -------------
                                                       9,788,692
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE -- 1.1%
    53,350  McDonald's Corp.                           5,058,113
    69,260  Yum! Brands, Inc.                          4,985,335
                                                   -------------
                                                      10,043,448
                                                   -------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HOUSEHOLD DURABLES -- 0.5%
   141,515  Leggett & Platt, Inc.                  $   4,941,704
                                                   -------------
            HOUSEHOLD PRODUCTS -- 2.7%
    51,540  Clorox (The) Co.                           4,949,902
    76,285  Colgate-Palmolive Co.                      4,975,308
    46,543  Kimberly-Clark Corp.                       5,006,631
    59,087  Procter & Gamble (The) Co.                 4,947,945
    74,439  WD-40 Co.                                  5,058,874
                                                   -------------
                                                      24,938,660
                                                   -------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
    34,392  3M Co.                                     4,872,659
                                                   -------------
            INSURANCE -- 7.5%
    46,999  ACE Ltd.                                   4,928,785
   111,879  Arthur J. Gallagher & Co.                  5,074,832
   103,662  Axis Capital Holdings Ltd.                 4,906,323
    54,590  Chubb (The) Corp.                          4,972,057
   104,247  Cincinnati Financial Corp.                 4,904,821
    88,708  Endurance Specialty Holdings Ltd.          4,894,907
    64,562  Erie Indemnity Co., Class A                4,894,445
    80,435  Hanover Insurance Group (The), Inc.        4,940,318
   102,666  HCC Insurance Holdings, Inc.               4,957,741
    94,999  Marsh & McLennan Cos., Inc.                4,972,248
   101,872  Mercury General Corp.                      4,972,372
    44,969  PartnerRe Ltd.                             4,941,643
    52,975  Travelers (The) Cos., Inc.                 4,976,472
   119,486  Willis Group Holdings PLC                  4,946,720
                                                   -------------
                                                      69,283,684
                                                   -------------
            IT SERVICES -- 2.2%
    63,255  Accenture PLC, Class A                     5,143,897
    60,307  Automatic Data Processing, Inc.            5,010,306
    25,952  International Business Machines
               Corp.                                   4,926,468
   117,966  Paychex, Inc.                              5,214,097
                                                   -------------
                                                      20,294,768
                                                   -------------
            LEISURE PRODUCTS -- 1.1%
    93,822  Hasbro, Inc.                               5,159,741
   152,639  Mattel, Inc.                               4,678,385
                                                   -------------
                                                       9,838,126
                                                   -------------
            MACHINERY -- 1.6%
    59,842  Deere & Co.                                4,906,445
    57,090  Illinois Tool Works, Inc.                  4,819,538
    54,691  Stanley Black & Decker, Inc.               4,856,014
                                                   -------------
                                                      14,581,997
                                                   -------------
            MEDIA -- 1.6%
    71,647  Omnicom Group, Inc.                        4,933,612


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
   198,306  Shaw Communications, Inc., Class B     $   4,852,548
   136,504  Thomson Reuters Corp.                      4,970,111
                                                   -------------
                                                      14,756,271
                                                   -------------
            MULTILINE RETAIL -- 1.1%
    81,179  Kohl's Corp.                               4,954,354
    79,088  Target Corp.                               4,957,236
                                                   -------------
                                                       9,911,590
                                                   -------------
            MULTI-UTILITIES -- 8.6%
    87,975  Alliant Energy Corp.                       4,874,695
   130,667  Ameren Corp.                               5,008,466
   159,436  Avista Corp.                               4,867,581
   210,110  CenterPoint Energy, Inc.                   5,141,392
   170,679  CMS Energy Corp.                           5,062,339
    88,113  Consolidated Edison, Inc.                  4,992,482
    73,367  Dominion Resources, Inc.                   5,068,926
    66,113  DTE Energy Co.                             5,029,877
    75,222  Integrys Energy Group, Inc.                4,875,890
   176,949  MDU Resources Group, Inc.                  4,920,952
   131,840  Public Service Enterprise Group,
               Inc.                                    4,909,722
   100,182  SCANA Corp.                                4,970,029
    47,580  Sempra Energy                              5,013,980
   288,326  TECO Energy, Inc.                          5,011,106
   124,441  Vectren Corp.                              4,965,196
   114,304  Wisconsin Energy Corp.                     4,915,072
                                                   -------------
                                                      79,627,705
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS -- 5.3%
    40,577  Chevron Corp.                              4,841,648
    62,893  ConocoPhillips                             4,812,572
    99,407  Enbridge, Inc.                             4,759,607
    51,906  Exxon Mobil Corp.                          4,881,759
   133,631  Kinder Morgan, Inc.                        5,123,413
    51,709  Occidental Petroleum Corp.                 4,971,820
    59,771  Phillips 66                                4,859,980
    60,954  Royal Dutch Shell PLC, Class B, ADR        4,822,681
    78,841  Total S.A., ADR                            5,081,302
    91,079  TransCanada Corp.                          4,693,301
                                                   -------------
                                                      48,848,083
                                                   -------------
            PHARMACEUTICALS -- 5.9%
    85,354  AbbVie, Inc.                               4,930,047
    67,111  AstraZeneca PLC, ADR                       4,794,410
    96,982  Bristol-Myers Squibb Co.                   4,963,539
    75,832  Eli Lilly & Co.                            4,917,705
   105,899  GlaxoSmithKline PLC, ADR                   4,868,177
    46,454  Johnson & Johnson                          4,951,532


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
    82,720  Merck & Co., Inc.                      $   4,903,641
    53,276  Novartis AG, ADR                           5,014,870
   166,040  Pfizer, Inc.                               4,909,803
    87,472  Sanofi, ADR                                4,936,045
    98,164  Teva Pharmaceutical Industries Ltd.,
               ADR                                     5,276,315
                                                   -------------
                                                      54,466,084
                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS -- 2.2%
    42,161  Federal Realty Investment Trust            4,994,392
    30,638  Public Storage                             5,081,006
   120,346  Realty Income Corp.                        4,908,913
    30,345  Simon Property Group, Inc.                 4,989,325
                                                   -------------
                                                      19,973,636
                                                   -------------
            ROAD & RAIL -- 0.5%
    45,145  Norfolk Southern Corp.                     5,038,182
                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.1%
   100,382  Analog Devices, Inc.                       4,967,905
   144,372  Intel Corp.                                5,027,033
   102,980  Texas Instruments, Inc.                    4,911,116
   114,960  Xilinx, Inc.                               4,868,556
                                                   -------------
                                                      19,774,610
                                                   -------------
            SOFTWARE -- 1.6%
   177,634  CA, Inc.                                   4,963,094
   106,485  Microsoft Corp.                            4,936,644
    67,255  SAP SE, ADR                                4,853,121
                                                   -------------
                                                      14,752,859
                                                   -------------
            SPECIALTY RETAIL -- 1.1%
   115,916  Gap (The), Inc.                            4,832,538
    54,531  Home Depot (The), Inc.                     5,002,674
                                                   -------------
                                                       9,835,212
                                                   -------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 0.5%
   150,214  CANON, Inc., ADR                           4,895,474
                                                   -------------
            THRIFTS & MORTGAGE FINANCE -- 1.1%
   414,145  Capitol Federal Financial, Inc.            4,895,194
   340,546  People's United Financial, Inc.            4,927,701
                                                   -------------
                                                       9,822,895
                                                   -------------
            TOBACCO -- 2.7%
   110,501  Altria Group, Inc.                         5,076,416
    42,298  British American Tobacco PLC, ADR          4,783,058
    83,576  Lorillard, Inc.                            5,007,038


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TOBACCO (CONTINUED)
    58,236  Philip Morris International, Inc.      $   4,856,882
    86,412  Reynolds American, Inc.                    5,098,308
                                                   -------------
                                                      24,821,702
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.5%
   109,774  Fastenal Co.                               4,928,853
                                                   -------------
            WATER UTILITIES -- 1.1%
   163,388  American States Water Co.                  4,970,263
   210,642  Aqua America, Inc.                         4,956,406
                                                   -------------
                                                       9,926,669
                                                   -------------
            WIRELESS TELECOMMUNICATION SERVICES
               -- 0.5%
   152,685  Vodafone Group PLC, ADR                    5,021,810
                                                   -------------
            TOTAL INVESTMENTS -- 99.9%               920,316,379
            (Cost $833,077,059) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                       620,838
                                                   -------------
            NET ASSETS -- 100.0%                   $ 920,937,217
                                                   =============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $94,197,057 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,957,737.

ADR - American Depositary Receipt


-------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $ 920,316,379      $   --        $    --
                     ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.0%
     5,561  Huntington Ingalls Industries, Inc.    $     579,512
                                                   -------------
            AIR FREIGHT & LOGISTICS -- 1.0%
     3,800  FedEx Corp.                                  613,510
                                                   -------------
            AIRLINES -- 8.4%
    13,567  Alaska Air Group, Inc.                       590,707
     4,819  Allegiant Travel Co.                         595,918
    17,755  Delta Air Lines, Inc.                        641,843
    45,119  Hawaiian Holdings, Inc. (a)                  606,851
    63,371  JetBlue Airways Corp. (a)                    673,000
    38,030  Southwest Airlines Co.                     1,284,273
    14,636  United Continental Holdings, Inc. (a)        684,818
                                                   -------------
                                                       5,077,410
                                                   -------------
            AUTO COMPONENTS -- 7.7%
    33,575  American Axle & Manufacturing
               Holdings, Inc. (a)                        563,053
    66,759  China Automotive Systems, Inc.               612,848
    28,936  Dana Holding Corp.                           554,703
     9,227  Delphi Automotive PLC                        565,984
    33,277  Goodyear Tire & Rubber (The) Co.             751,561
     5,935  Lear Corp.                                   512,843
     5,831  Magna International, Inc.                    553,420
    10,500  Tenneco, Inc. (a)                            549,255
                                                   -------------
                                                       4,663,667
                                                   -------------
            AUTOMOBILES -- 2.1%
    17,957  Honda Motor Co., Ltd., ADR                   615,566
    15,220  Tata Motors Ltd., ADR                        665,266
                                                   -------------
                                                       1,280,832
                                                   -------------
            BUILDING PRODUCTS -- 1.0%
    51,681  Griffon Corp.                                588,647
                                                   -------------
            CAPITAL MARKETS -- 1.9%
    18,218  Blackstone Group (The) LP (b)                573,503
    35,170  Investment Technology Group, Inc. (a)        554,279
                                                   -------------
                                                       1,127,782
                                                   -------------
            CHEMICALS -- 3.9%
    11,220  Cabot Corp.                                  569,639
     8,643  Celanese Corp., Series A                     505,788
     7,203  Eastman Chemical Co.                         582,651
     6,369  LyondellBasell Industries N.V.,
               Class A                                   692,056
                                                   -------------
                                                       2,350,134
                                                   -------------
            COMMUNICATIONS EQUIPMENT -- 3.1%
    20,320  ARRIS Group, Inc. (a)                        576,174


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (CONTINUED)
    67,006  Brocade Communications Systems, Inc.   $     728,355
    11,897  EchoStar Corp., Class A (a)                  580,098
                                                   -------------
                                                       1,884,627
                                                   -------------
            CONSTRUCTION & ENGINEERING -- 1.0%
    10,032  Chicago Bridge & Iron Co. N.V.               580,351
                                                   -------------
            CONSUMER FINANCE -- 1.0%
    14,415  Cash America International, Inc.             631,377
                                                   -------------
            CONTAINERS & PACKAGING -- 1.8%
     8,475  Packaging Corp. of America                   540,874
    11,958  Rock-Tenn Co., Class A                       568,962
                                                   -------------
                                                       1,109,836
                                                   -------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 5.8%
     9,340  BT Group PLC, ADR                            574,223
    29,293  Consolidated Communications Holdings,
               Inc.                                      733,790
    20,874  Level 3 Communications, Inc. (a)             954,568
    16,940  TELUS Corp.                                  579,009
    12,700  Verizon Communications, Inc.                 634,873
                                                   -------------
                                                       3,476,463
                                                   -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 2.4%
    10,804  Arrow Electronics, Inc. (a)                  598,001
    39,585  Sanmina Corp. (a)                            825,743
                                                   -------------
                                                       1,423,744
                                                   -------------
            ENERGY EQUIPMENT & SERVICES -- 2.7%
    13,895  GulfMark Offshore, Inc., Class A             435,608
     6,107  Helmerich & Payne, Inc.                      597,692
     9,283  Oceaneering International, Inc.              604,973
                                                   -------------
                                                       1,638,273
                                                   -------------
            FOOD & STAPLES RETAILING -- 1.1%
    12,929  Kroger (The) Co.                             672,308
                                                   -------------
            FOOD PRODUCTS -- 3.0%
     6,646  Cal-Maine Foods, Inc.                        593,687
     6,761  Sanderson Farms, Inc.                        594,630
    15,840  Tyson Foods, Inc., Class A                   623,621
                                                   -------------
                                                       1,811,938
                                                   -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES --
               5.4%
     6,835  Aetna, Inc.                            $     553,635
     6,334  Cigna Corp.                                  574,431
    10,683  HCA Holdings, Inc. (a)                       753,365
    13,655  Tenet Healthcare Corp. (a)                   810,970
     5,299  Universal Health Services, Inc.,
               Class B                                   553,746
                                                   -------------
                                                       3,246,147
                                                   -------------
            HOTELS, RESTAURANTS & LEISURE -- 3.0%
    11,878  Brinker International, Inc.                  603,284
    25,232  Pinnacle Entertainment, Inc. (a)             633,071
     8,860  Royal Caribbean Cruises Ltd.                 596,189
                                                   -------------
                                                       1,832,544
                                                   -------------
            HOUSEHOLD DURABLES -- 0.9%
     3,905  Whirlpool Corp.                              568,763
                                                   -------------
            INTERNET & CATALOG RETAIL -- 1.0%
     1,355  Netflix, Inc. (a)                            611,349
                                                   -------------
            IT SERVICES -- 2.1%
    32,635  Convergys Corp.                              581,556
     3,764  International Business Machines Corp.        714,520
                                                   -------------
                                                       1,296,076
                                                   -------------
            LIFE SCIENCES TOOLS & SERVICES -- 1.0%
     4,924  Thermo Fisher Scientific, Inc.               599,251
                                                   -------------
            MACHINERY -- 2.2%
    18,260  Barnes Group, Inc.                           554,191
    16,242  Trinity Industries, Inc.                     758,826
                                                   -------------
                                                       1,313,017
                                                   -------------
            MEDIA -- 4.0%
    36,213  Cablevision Systems Corp., Class A           634,090
     3,722  Charter Communications, Inc.,
               Class A (a)                               563,399
    11,589  Comcast Corp., Class A                       623,256
    22,886  Sinclair Broadcast Group, Inc., Class
               A                                         597,096
                                                   -------------
                                                       2,417,841
                                                   -------------
            METALS & MINING -- 1.6%
    24,786  United States Steel Corp.                    970,868
                                                   -------------
            MULTILINE RETAIL -- 1.8%
     5,290  Dillard's, Inc., Class A                     576,504
     9,057  Macy's, Inc.                                 526,936
                                                   -------------
                                                       1,103,440
                                                   -------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MULTI-UTILITIES -- 1.2%
    17,672  Vectren Corp.                          $     705,113
                                                   -------------
            OIL, GAS & CONSUMABLE FUELS -- 6.4%
    11,793  Alliance Resource Partners LP (b)            505,212
    13,075  Canadian Natural Resources Ltd.              507,833
     5,896  EOG Resources, Inc.                          583,822
    14,578  Marathon Oil Corp.                           547,987
    14,111  Oasis Petroleum, Inc. (a)                    589,981
    14,772  Southwestern Energy Co. (a)                  516,281
     7,720  Whiting Petroleum Corp. (a)                  598,686
                                                   -------------
                                                       3,849,802
                                                   -------------
            PAPER & FOREST PRODUCTS -- 0.9%
    10,662  Neenah Paper, Inc.                           570,204
                                                   -------------
            PHARMACEUTICALS -- 1.3%
     3,175  Actavis PLC (a)                              766,064
                                                   -------------
            PROFESSIONAL SERVICES -- 1.0%
    13,404  Nielsen N.V.                                 594,199
                                                   -------------
            ROAD & RAIL -- 5.4%
    17,699  ArcBest Corp.                                660,173
    12,974  Avis Budget Group, Inc. (a)                  712,143
    14,007  Con-way, Inc.                                665,333
     5,404  Norfolk Southern Corp.                       603,086
     7,151  Ryder System, Inc.                           643,375
                                                   -------------
                                                       3,284,110
                                                   -------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.9%
   126,446  Amkor Technology, Inc. (a)                 1,063,411
    22,830  Micron Technology, Inc. (a)                  782,156
    25,324  Taiwan Semiconductor Manufacturing
               Co., Ltd., ADR                            511,038
                                                   -------------
                                                       2,356,605
                                                   -------------
            SPECIALTY RETAIL -- 1.9%
    10,573  Outerwall, Inc. (a)                          593,145
    14,018  Penske Automotive Group, Inc.                568,991
                                                   -------------
                                                       1,162,136
                                                   -------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 3.1%
    21,005  NCR Corp. (a)                                701,777
    10,414  Seagate Technology PLC                       596,410
     6,108  Western Digital Corp.                        594,430
                                                   -------------
                                                       1,892,617
                                                   -------------
            TRADING COMPANIES & DISTRIBUTORS --
               2.1%
     9,509  GATX Corp.                                   555,041


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     6,683  United Rentals, Inc. (a)               $     742,481
                                                   -------------
                                                       1,297,522
                                                   -------------
            WIRELESS TELECOMMUNICATION SERVICES --
               0.9%
    22,291  Shenandoah Telecommunications Co.            553,040
                                                   -------------
            TOTAL INVESTMENTS -- 100.0%               60,501,119
            (Cost $58,362,415) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                      (4,629)
                                                   -------------
            NET ASSETS -- 100.0%                   $  60,496,490
                                                   =============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,807,954 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,669,250.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 60,501,119      $   --        $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc. ("NYSE
         Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca ticker
         "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The NASDAQ(R) Stock Market, LLC
         ("NASDAQ") ticker "FTCS")
      First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker
         "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
         "FVL")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s ("First Trust" or the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2014, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended September 30, 2014, were received as collateral for lending securities.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2014, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AIR FREIGHT & LOGISTICS -- 1.9%
    66,856  C.H. Robinson Worldwide, Inc.           $  4,433,890
   107,064  Expeditors International of
               Washington, Inc.                        4,344,657
                                                    ------------
                                                       8,778,547
                                                    ------------
            AUTOMOBILES -- 0.9%
    17,485  Tesla Motors, Inc. (a)                     4,243,260
                                                    ------------
            BEVERAGES -- 1.0%
    50,504  Monster Beverage Corp. (a)                 4,629,702
                                                    ------------
            BIOTECHNOLOGY -- 7.0%
    28,086  Alexion Pharmaceuticals, Inc. (a)          4,657,221
    31,485  Amgen, Inc.                                4,422,383
    13,772  Biogen Idec, Inc. (a)                      4,555,915
    48,313  Celgene Corp. (a)                          4,579,106
    42,791  Gilead Sciences, Inc. (a)                  4,555,102
    12,633  Regeneron Pharmaceuticals, Inc. (a)        4,554,449
    43,703  Vertex Pharmaceuticals, Inc. (a)           4,908,284
                                                    ------------
                                                      32,232,460
                                                    ------------
            CHEMICALS -- 1.3%
    44,292  Sigma-Aldrich Corp.                        6,024,155
                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.0%
    38,684  Stericycle, Inc. (a)                       4,509,007
                                                    ------------
            COMMUNICATIONS EQUIPMENT -- 2.9%
   179,927  Cisco Systems, Inc.                        4,528,762
    36,320  F5 Networks, Inc. (a)                      4,312,637
    60,031  QUALCOMM, Inc.                             4,488,518
                                                    ------------
                                                      13,329,917
                                                    ------------
            FOOD & STAPLES RETAILING -- 1.9%
    35,843  Costco Wholesale Corp.                     4,491,845
   115,756  Whole Foods Market, Inc.                   4,411,461
                                                    ------------
                                                       8,903,306
                                                    ------------
            FOOD PRODUCTS -- 2.9%
    33,596  Keurig Green Mountain, Inc.                4,371,848
    79,672  Kraft Foods Group, Inc.                    4,493,501
   127,115  Mondelez International, Inc.,
                Class A                                4,355,595
                                                    ------------
                                                      13,220,944
                                                    ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.0%
     9,657  Intuitive Surgical, Inc. (a)               4,459,796
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES --
               2.8%
    98,977  Catamaran Corp. (a)                     $  4,171,881
    60,984  Express Scripts Holding Co. (a)            4,307,300
    38,737  Henry Schein, Inc. (a)                     4,511,698
                                                    ------------
                                                      12,990,879
                                                    ------------
            HEALTH CARE TECHNOLOGY -- 1.0%
    77,481  Cerner Corp. (a)                           4,615,543
                                                    ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.9%
    62,809  Marriott International, Inc., Class
               A                                       4,390,349
    59,605  Starbucks Corp.                            4,497,793
    24,472  Wynn Resorts Ltd.                          4,578,222
                                                    ------------
                                                      13,466,364
                                                    ------------
            HOUSEHOLD DURABLES -- 1.0%
    87,028  Garmin Ltd. (b)                            4,524,586
                                                    ------------
            INTERNET & CATALOG RETAIL -- 5.8%
    13,686  Amazon.com, Inc. (a)                       4,412,914
    53,242  Expedia, Inc.                              4,665,064
   156,405  Liberty Interactive Corp., Class A (a)     4,460,671
     9,910  Netflix, Inc. (a)                          4,471,194
     3,823  Priceline Group (The), Inc. (a)            4,429,251
    46,093  TripAdvisor, Inc. (a)                      4,213,822
                                                    ------------
                                                      26,652,916
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 7.8%
    72,640  Akamai Technologies, Inc. (a)              4,343,872
    20,159  Baidu, Inc., ADR (a)                       4,399,299
    86,530  eBay, Inc. (a)                             4,900,194
    20,849  Equinix, Inc. (a)                          4,429,995
    58,198  Facebook, Inc., Class A (a)                4,599,970
     7,490  Google, Inc., Class A (a)                  4,407,191
     7,607  Google, Inc., Class C (a)                  4,391,978
   110,779  Yahoo!, Inc. (a)                           4,514,244
                                                    ------------
                                                      35,986,743
                                                    ------------
            IT SERVICES -- 3.9%
    54,055  Automatic Data Processing, Inc.            4,490,889
   100,759  Cognizant Technology Solutions
               Corp., Class A (a)                      4,510,981
    69,013  Fiserv, Inc. (a)                           4,460,655
   105,544  Paychex, Inc.                              4,665,045
                                                    ------------
                                                      18,127,570
                                                    ------------
            LEISURE PRODUCTS -- 0.9%
   133,850  Mattel, Inc.                               4,102,502
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES --
               0.9%
    26,321  Illumina, Inc. (a)                      $  4,314,538
                                                    ------------
            MACHINERY -- 0.9%
    75,848  PACCAR, Inc.                               4,313,855
                                                    ------------
            MEDIA -- 11.4%
    27,916  Charter Communications, Inc.,
                Class A (a)                            4,225,645
    79,911  Comcast Corp., Class A                     4,297,614
    51,689  DIRECTV (a)                                4,472,132
   111,955  Discovery Communications, Inc.,
               Class A (a)                             4,231,899
   114,731  Discovery Communications, Inc.,
               Class C (a)                             4,277,172
    69,778  DISH Network Corp., Class A (a)            4,506,263
   102,213  Liberty Global PLC, Class A (a) (b)        4,348,141
    92,875  Liberty Media Corp., Class A (a)           4,381,842
    92,440  Liberty Media Corp., Class C (a)           4,343,756
 1,270,076  Sirius XM Holdings, Inc. (a) (b)           4,432,565
   128,995  Twenty-First Century Fox, Inc.,
               Class A                                 4,423,238
    56,068  Viacom, Inc., Class B                      4,313,872
                                                    ------------
                                                      52,254,139
                                                    ------------
            MULTILINE RETAIL -- 1.0%
    79,533  Dollar Tree, Inc. (a)                      4,459,415
                                                    ------------
            PHARMACEUTICALS -- 0.9%
    95,738  Mylan, Inc. (a)                            4,355,122
                                                    ------------
            PROFESSIONAL SERVICES -- 0.9%
    70,780  Verisk Analytics, Inc., Class A (a)        4,309,794
                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 13.6%
   124,292  Altera Corp.                               4,447,168
    90,701  Analog Devices, Inc.                       4,488,792
   201,072  Applied Materials, Inc.                    4,345,166
    50,888  Avago Technologies Ltd.                    4,427,256
   110,887  Broadcom Corp., Class A                    4,482,052
   130,217  Intel Corp.                                4,534,156
    56,137  KLA-Tencor Corp.                           4,422,473
    99,740  Linear Technology Corp.                    4,427,459
   146,453  Maxim Integrated Products, Inc.            4,428,739
   143,350  Micron Technology, Inc. (a)                4,911,171
   237,640  NVIDIA Corp.                               4,384,458
    62,988  NXP Semiconductors N.V. (a)                4,310,269
    93,008  Texas Instruments, Inc.                    4,435,551
   102,839  Xilinx, Inc.                               4,355,232
                                                    ------------
                                                      62,399,942
                                                    ------------

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            SOFTWARE -- 8.8%
   207,798  Activision Blizzard, Inc.               $  4,320,120
    67,734  Adobe Systems, Inc. (a)                    4,686,515
    81,536  Autodesk, Inc. (a)                         4,492,634
   159,205  CA, Inc.                                   4,448,188
    64,406  Check Point Software Technologies
               Ltd. (a)                                4,459,471
    63,291  Citrix Systems, Inc. (a)                   4,515,180
    52,285  Intuit, Inc.                               4,582,780
    95,416  Microsoft Corp.                            4,423,486
   185,903  Symantec Corp.                             4,370,580
                                                    ------------
                                                      40,298,954
                                                    ------------
            SPECIALTY RETAIL -- 4.9%
    71,013  Bed Bath & Beyond, Inc. (a)                4,674,786
    29,475  O'Reilly Automotive, Inc. (a)              4,431,861
    60,055  Ross Stores, Inc.                          4,538,957
   347,446  Staples, Inc.                              4,204,096
    74,306  Tractor Supply Co.                         4,570,562
                                                    ------------
                                                      22,420,262
                                                    ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 4.9%
    44,910  Apple, Inc.                                4,524,683
   105,445  NetApp, Inc.                               4,529,917
    44,840  SanDisk Corp.                              4,392,078
    77,760  Seagate Technology PLC                     4,453,315
    46,023  Western Digital Corp.                      4,478,958
                                                    ------------
                                                      22,378,951
                                                    ------------
            TRADING COMPANIES & DISTRIBUTORS --
               1.0%
    98,068  Fastenal Co.                               4,403,253
                                                    ------------
            WIRELESS TELECOMMUNICATION SERVICES
               -- 2.8%
    40,437  SBA Communications Corp.,
                Class A (a)                            4,484,463
   568,191  VimpelCom Ltd., ADR                        4,102,339
   136,860  Vodafone Group PLC, ADR                    4,501,326
                                                    ------------
                                                      13,088,128
                                                    ------------

            TOTAL COMMON STOCKS -- 99.9%             459,794,550
            (Cost $431,777,948)

            MONEY MARKET FUNDS -- 2.1%
 9,540,251  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class - 0.01% (c) (d)     9,540,251
            (Cost $9,540,251)                       ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

SEPTEMBER 30, 2014 (UNAUDITED)

            DESCRIPTION                                VALUE
----------------------------------------------------------------
            TOTAL INVESTMENTS -- 102.0%             $469,334,801
            (Cost $441,318,199) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.0)%                 (9,395,906)
                                                    ------------
            NET ASSETS -- 100.0%                    $459,938,895
                                                    ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $9,248,671 and the total value of the collateral held by the Fund is $9,540,251.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,585,428 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,568,826.

ADR - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 459,794,550    $   --        $   --
Money Market
   Funds                  9,540,251        --            --
                      ---------------------------------------
Total Investments     $ 469,334,801    $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 7.3%
   266,818  Cisco Systems, Inc.                     $  6,715,809
    53,858  F5 Networks, Inc. (a)                      6,395,099
    89,013  QUALCOMM, Inc.                             6,655,502
                                                    ------------
                                                      19,766,410
                                                    ------------
            HEALTH CARE PROVIDERS & SERVICES --
               2.3%
   146,772  Catamaran Corp. (a)                        6,186,440
                                                    ------------
            HEALTH CARE TECHNOLOGY -- 2.5%
   114,893  Cerner Corp. (a)                           6,844,176
                                                    ------------
            HOUSEHOLD DURABLES -- 2.5%
   129,044  Garmin Ltd.                                6,708,998
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 17.0%
   107,714  Akamai Technologies, Inc. (a)              6,441,297
    29,893  Baidu, Inc., ADR (a)                       6,523,549
    30,914  Equinix, Inc. (a)                          6,568,607
    86,311  Facebook, Inc., Class A (a)                6,822,022
    11,107  Google, Inc., Class A (a)                  6,535,470
    11,279  Google, Inc., Class C (a)                  6,512,043
   164,296  Yahoo!, Inc. (a)                           6,695,062
                                                    ------------
                                                      46,098,050
                                                    ------------
            IT SERVICES -- 2.5%
   149,416  Cognizant Technology Solutions
               Corp., Class A (a)                      6,689,354
                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 34.1%
   184,290  Altera Corp.                               6,593,896
   134,494  Analog Devices, Inc.                       6,656,108
   298,158  Applied Materials, Inc.                    6,443,194
    75,461  Avago Technologies Ltd.                    6,565,107
   164,433  Broadcom Corp., Class A                    6,646,382
   193,092  Intel Corp.                                6,723,463
    83,243  KLA-Tencor Corp.                           6,557,884
   147,898  Linear Technology Corp.                    6,565,192
   217,159  Maxim Integrated Products, Inc.            6,566,888
   212,564  Micron Technology, Inc. (a)                7,282,443
   352,370  NVIDIA Corp.                               6,501,227
    93,404  NXP Semiconductors N.V. (a)                6,391,636
   137,913  Texas Instruments, Inc.                    6,577,071
   152,495  Xilinx, Inc.                               6,458,163
                                                    ------------
                                                      92,528,654
                                                    ------------
            SOFTWARE -- 19.6%
   100,443  Adobe Systems, Inc. (a)                    6,949,651
   120,909  Autodesk, Inc. (a)                         6,662,086


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            SOFTWARE (CONTINUED)
   236,080  CA, Inc.                                $  6,596,075
    95,505  Check Point Software Technologies
               Ltd. (a)                                6,612,766
    93,854  Citrix Systems, Inc. (a)                   6,695,544
    77,535  Intuit, Inc.                               6,795,943
   141,506  Microsoft Corp.                            6,560,218
   275,664  Symantec Corp.                             6,480,861
                                                    ------------
                                                      53,353,144
                                                    ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 12.2%
    66,592  Apple, Inc.                                6,709,144
   156,367  NetApp, Inc.                               6,717,526
    66,489  SanDisk Corp.                              6,512,598
   115,305  Seagate Technology PLC                     6,603,517
    68,245  Western Digital Corp.                      6,641,604
                                                    ------------
                                                      33,184,389
                                                    ------------

            TOTAL INVESTMENTS -- 100.0%              271,359,615
            (Cost $212,799,162) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                         2,251
                                                    ------------
            NET ASSETS -- 100.0%                    $271,361,866
                                                    ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,496,681 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $936,228.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

SEPTEMBER 30, 2014 (UNAUDITED)

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 271,359,615     $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AIR FREIGHT & LOGISTICS -- 3.2%
    22,294  C.H. Robinson Worldwide, Inc.           $  1,478,538
    35,701  Expeditors International of
               Washington, Inc.                        1,448,747
                                                    ------------
                                                       2,927,285
                                                    ------------
            AUTOMOBILES -- 1.5%
     5,830  Tesla Motors, Inc. (b)                     1,414,824
                                                    ------------
            BEVERAGES -- 1.7%
    16,841  Monster Beverage Corp. (b)                 1,543,814
                                                    ------------
            BIOTECHNOLOGY -- 11.6%
     9,365  Alexion Pharmaceuticals, Inc. (b)          1,552,904
    10,499  Amgen, Inc.                                1,474,690
     4,592  Biogen Idec, Inc. (b)                      1,519,079
    16,110  Celgene Corp. (b)                          1,526,906
    14,269  Gilead Sciences, Inc. (b)                  1,518,935
     4,213  Regeneron Pharmaceuticals, Inc. (b)        1,518,871
    14,573  Vertex Pharmaceuticals, Inc. (b)           1,636,694
                                                    ------------
                                                      10,748,079
                                                    ------------
            CHEMICALS -- 2.2%
    14,770  Sigma-Aldrich Corp.                        2,008,868
                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.6%
    12,900  Stericycle, Inc. (b)                       1,503,624
                                                    ------------
            FOOD & STAPLES RETAILING -- 3.2%
    11,952  Costco Wholesale Corp.                     1,497,825
    38,600  Whole Foods Market, Inc.                   1,471,046
                                                    ------------
                                                       2,968,871
                                                    ------------
            FOOD PRODUCTS -- 4.8%
    11,203  Keurig Green Mountain, Inc.                1,457,846
    26,567  Kraft Foods Group, Inc.                    1,498,379
    42,387  Mondelez International, Inc., Class A      1,452,391
                                                    ------------
                                                       4,408,616
                                                    ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.6%
     3,220  Intuitive Surgical, Inc. (b)               1,487,060
                                                    ------------
            HEALTH CARE PROVIDERS & SERVICES --
               3.2%
    20,336  Express Scripts Holding Co. (b)            1,436,332
    12,917  Henry Schein, Inc. (b)                     1,504,443
                                                    ------------
                                                       2,940,775
                                                    ------------
            HOTELS, RESTAURANTS & LEISURE -- 4.9%
    20,944  Marriott International, Inc., Class A      1,463,985


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    19,876  Starbucks Corp.                         $  1,499,843
     8,160  Wynn Resorts Ltd.                          1,526,573
                                                    ------------
                                                       4,490,401
                                                    ------------
            INTERNET & CATALOG RETAIL -- 9.6%
     4,563  Amazon.com, Inc. (b)                       1,471,294
    17,754  Expedia, Inc.                              1,555,605
    52,154  Liberty Interactive Corp., Class A (b)     1,487,432
     3,305  Netflix, Inc. (b)                          1,491,150
     1,275  Priceline Group (The), Inc. (b)            1,477,190
    15,370  TripAdvisor, Inc. (b)                      1,405,125
                                                    ------------
                                                       8,887,796
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 1.8%
    28,854  eBay, Inc. (b)                             1,634,002
                                                    ------------
            IT SERVICES -- 4.9%
    18,025  Automatic Data Processing, Inc.            1,497,517
    23,013  Fiserv, Inc. (b)                           1,487,445
    35,194  Paychex, Inc.                              1,555,575
                                                    ------------
                                                       4,540,537
                                                    ------------
            LEISURE PRODUCTS -- 1.5%
    44,633  Mattel, Inc.                               1,368,001
                                                    ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.5%
     8,777  Illumina, Inc. (b)                         1,438,726
                                                    ------------
            MACHINERY -- 1.5%
    25,292  PACCAR, Inc.                               1,438,483
                                                    ------------
            MEDIA -- 18.9%
     9,309  Charter Communications, Inc.,
               Class A (b)                             1,409,103
    26,647  Comcast Corp., Class A                     1,433,076
    17,236  DIRECTV (b)                                1,491,259
    37,332  Discovery Communications, Inc.,
               Class A (b)                             1,411,150
    38,258  Discovery Communications, Inc.,
               Class C (b)                             1,426,258
    23,268  DISH Network Corp., Class A (b)            1,502,647
    34,084  Liberty Global PLC, Class A (b) (c)        1,449,933
    30,970  Liberty Media Corp., Class A (b)           1,461,165
    30,825  Liberty Media Corp., Class C (b)           1,448,467
   423,517  Sirius XM Holdings, Inc. (b) (c)           1,478,074
    43,014  Twenty-First Century Fox, Inc.,
               Class A                                 1,474,950


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            MEDIA (CONTINUED)
    18,696  Viacom, Inc., Class B                   $  1,438,470
                                                    ------------
                                                      17,424,552
                                                    ------------
            MULTILINE RETAIL -- 1.6%
    26,521  Dollar Tree, Inc. (b)                      1,487,032
                                                    ------------
            PHARMACEUTICALS -- 1.6%
    31,925  Mylan, Inc. (b)                            1,452,268
                                                    ------------
            PROFESSIONAL SERVICES -- 1.5%
    23,602  Verisk Analytics, Inc., Class A (b)        1,437,126
                                                    ------------
            SOFTWARE -- 1.6%
    69,292  Activision Blizzard, Inc.                  1,440,581
                                                    ------------
            SPECIALTY RETAIL -- 8.1%
    23,680  Bed Bath & Beyond, Inc. (b)                1,558,854
     9,829  O'Reilly Automotive, Inc. (b)              1,477,889
    20,026  Ross Stores, Inc.                          1,513,565
   115,859  Staples, Inc.                              1,401,894
    24,778  Tractor Supply Co.                         1,524,095
                                                    ------------
                                                       7,476,297
                                                    ------------
            TRADING COMPANIES & DISTRIBUTORS --
               1.6%
    32,702  Fastenal Co.                               1,468,320
                                                    ------------
            WIRELESS TELECOMMUNICATION SERVICES
               -- 4.7%
    13,484  SBA Communications Corp.,
               Class A (b)                             1,495,375
   189,468  VimpelCom Ltd., ADR                        1,367,959
    45,637  Vodafone Group PLC, ADR                    1,501,001
                                                    ------------
                                                       4,364,335
                                                    ------------
            TOTAL COMMON STOCKS -- 99.9%              92,300,273
            (Cost $76,878,820)                      ------------

            MONEY MARKET FUNDS -- 2.6%
 2,275,624  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class - 0.01% (d) (e) 2,275,624 111,871 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class -
               0.03% (d)                                 111,871
                                                    ------------
            TOTAL MONEY MARKET FUNDS -- 2.6%           2,387,495
            (Cost $2,387,495)                       ------------


            DESCRIPTION                                VALUE
----------------------------------------------------------------
            TOTAL INVESTMENTS -- 102.5%             $ 94,687,768
            (Cost $79,266,315) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.5)%                  (2,330,163)
                                                    ------------
            NET ASSETS -- 100.0%                    $ 92,357,605
                                                    ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,214,350 and the total value of the collateral held by the Fund is $2,275,624.

(d)   Interest rate shown reflects yield as of September 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,565,670 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,144,217.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

SEPTEMBER 30, 2014 (UNAUDITED)

--------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 92,300,273      $   --        $   --
Money Market
   Funds                 2,387,495          --            --
                      ---------------------------------------
Total Investments     $ 94,687,768      $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.2%
   129,667  Hexcel Corp. (a)                        $  5,147,780
                                                    ------------
            AUTOMOBILES -- 7.9%
    39,607  Tesla Motors, Inc. (a)                     9,611,827
                                                    ------------
            CONSTRUCTION & ENGINEERING -- 0.2%
    44,290  Ameresco, Inc., Class A (a)                  303,386
                                                    ------------
            ELECTRIC UTILITIES -- 4.2%
   142,998  ITC Holdings Corp.                         5,095,019
                                                    ------------
            ELECTRICAL EQUIPMENT -- 10.8%
   206,326  Ballard Power Systems, Inc. (a) (b)          666,433
   515,250  Capstone Turbine Corp. (a) (b)               551,317
   149,584  China Ming Yang Wind Power Group
               Ltd., ADR (a) (b)                         454,735
    67,106  Enphase Energy, Inc. (a)                   1,005,919
   443,745  FuelCell Energy, Inc. (a) (b)                927,427
    15,766  Hydrogenics Corp. (a) (b)                    265,342
   261,513  Plug Power, Inc. (a) (b)                   1,200,345
    34,926  PowerSecure International,
               Inc. (a) (b)                              334,591
   129,113  Revolution Lighting Technologies,
               Inc. (a) (b)                              216,910
   127,465  SolarCity Corp. (a) (b)                    7,596,914
                                                    ------------
                                                      13,219,933
                                                    ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 7.1%
   262,669  AVX Corp.                                  3,488,244
    61,328  Itron, Inc. (a)                            2,410,804
    46,787  Maxwell Technologies, Inc. (a)               407,983
    72,610  Universal Display Corp. (a) (b)            2,369,990
                                                    ------------
                                                       8,677,021
                                                    ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 1.8%
    72,685  Pattern Energy Group, Inc.                 2,247,420
                                                    ------------
            INTERNET SOFTWARE & SERVICES --
               1.2%
    77,036  OPOWER, Inc. (a) (b)                       1,452,899
                                                    ------------
            MACHINERY -- 1.2%
    41,105  ESCO Technologies, Inc.                    1,429,632
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS -- 3.9%
   123,365  Amyris, Inc. (a) (b)                         467,553
    58,702  Green Plains, Inc.                         2,194,868


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    37,362  Pacific Ethanol, Inc. (a)               $    521,574
    66,113  Renewable Energy Group, Inc. (a)             671,047
   122,983  Solazyme, Inc. (a) (b)                       917,453
                                                    ------------
                                                       4,772,495
                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.4%
    34,027  Hannon Armstrong Sustainable
               Infrastructure Capital, Inc.              470,253
                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 55.8%
    62,406  Advanced Energy Industries,
               Inc. (a)                                1,172,609
    85,780  Canadian Solar, Inc. (a) (b)               3,068,351
   117,230  Cree, Inc. (a)                             4,800,568
   187,724  Fairchild Semiconductor
               International, Inc. (a)                 2,915,354
   137,780  First Solar, Inc. (a)                      9,067,302
   214,935  GT Advanced Technologies,
               Inc. (a) (b)                            2,327,746
   111,788  International Rectifier Corp. (a)          4,386,561
    49,209  IXYS Corp.                                   516,694
    67,599  JA Solar Holdings Co., Ltd.,
               ADR (a) (b)                               625,291
    34,916  JinkoSolar Holding Co., Ltd.,
               ADR (a) (b)                               959,841
   236,798  Linear Technology Corp.                   10,511,463
   149,072  Microsemi Corp. (a)                        3,787,919
   547,232  ON Semiconductor Corp. (a)                 4,892,254
    47,038  Power Integrations, Inc.                   2,535,819
   128,291  ReneSola Ltd., ADR (a) (b)                   384,873
    40,876  Rubicon Technology, Inc. (a) (b)             173,723
   369,757  SunEdison, Inc. (a)                        6,981,012
   139,743  SunPower Corp. (a) (b)                     4,734,493
   116,577  Trina Solar Ltd., ADR (a) (b)              1,407,084
    62,855  Veeco Instruments, Inc. (a)                2,196,782
   200,953  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                         624,964
                                                    ------------
                                                      68,070,703
                                                    ------------
            SOFTWARE -- 1.3%
    47,755  EnerNOC, Inc. (a)                            809,925
    75,623  Silver Spring Networks, Inc. (a) (b)         729,762
                                                    ------------
                                                       1,539,687
                                                    ------------
            TOTAL COMMON STOCKS -- 100.0%            122,038,055
            (Cost $118,669,264)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MONEY MARKET FUNDS -- 17.5%
21,363,348  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.01% (c) (d)                        $ 21,363,348
            (Cost $21,363,348)                      ------------

            TOTAL INVESTMENTS -- 117.5%              143,401,403
            (Cost $140,032,612) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (17.5)%                (21,311,241)
                                                    ------------
            NET ASSETS -- 100.0%                    $122,090,162
                                                    ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $20,179,188 and the total value of the collateral held by the Fund is $21,363,348.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,551,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,183,145.

ADR - American Depositary Receipt

-------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 122,038,055     $   --        $   --
Money Market Funds       21,363,348         --            --
                      ---------------------------------------
Total Investments     $ 143,401,403     $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            DIVERSIFIED REITS -- 10.9%
    12,182  American Assets Trust, Inc.             $    401,641
   305,533  American Realty Capital Properties,
               Inc.                                    3,684,728
     8,149  Armada Hoffler Properties, Inc.               73,993
    79,750  Chambers Street Properties                   600,517
    69,227  Cousins Properties, Inc.                     827,263
   114,783  Duke Realty Corp.                          1,971,972
    33,056  Empire State Realty Trust, Inc.,
               Class A                                   496,501
    19,769  First Potomac Realty Trust                   232,286
     5,949  Gladstone Commercial Corp.                   101,074
    38,588  Investors Real Estate Trust                  297,128
    70,071  Lexington Realty Trust                       685,995
    49,824  Liberty Property Trust                     1,657,146
     4,560  One Liberty Properties, Inc.                  92,249
     6,543  PS Business Parks, Inc.                      498,184
    12,519  Select Income REIT                           301,082
   134,228  Spirit Realty Capital, Inc.                1,472,481
    58,715  Vornado Realty Trust                       5,869,151
    22,442  Washington Real Estate Investment
               Trust                                     569,578
     7,565  Whitestone REIT                              105,456
    11,048  Winthrop Realty Trust                        166,493
    31,130  WP Carey, Inc.                             1,985,160
                                                    ------------
                                                      22,090,078
                                                    ------------
            HEALTH CARE REITS -- 13.0%
     8,264  Aviv REIT, Inc.                              217,756
     6,745  CareTrust REIT, Inc. (b)                      96,454
   154,395  HCP, Inc.                                  6,131,025
   109,034  Health Care REIT, Inc.                     6,800,451
    32,822  Healthcare Realty Trust, Inc.                777,225
    80,393  Healthcare Trust of America, Inc.,
               Class A                                   932,559
    11,704  LTC Properties, Inc.                         431,761
    58,306  Medical Properties Trust, Inc.               714,832
     9,889  National Health Investors, Inc.              565,057
    42,809  OMEGA Healthcare Investors, Inc.           1,463,640
    14,745  Physicians Realty Trust                      202,301
    15,894  Sabra Health Care REIT, Inc.                 386,542
    68,588  Senior Housing Properties Trust            1,434,861
     4,352  Universal Health Realty Income Trust         181,391
    99,077  Ventas, Inc.                               6,137,820
                                                    ------------
                                                      26,473,675
                                                    ------------
            HOTEL & RESORT REITS -- 7.8%
     7,968  Ashford Hospitality Prime, Inc.              121,353
    26,160  Ashford Hospitality Trust, Inc.              267,355


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            HOTEL & RESORT REITS (CONTINUED)
     9,026  Chatham Lodging Trust                   $    208,320
    18,267  Chesapeake Lodging Trust                     532,483
    65,865  DiamondRock Hospitality Co.                  835,168
    37,214  FelCor Lodging Trust, Inc.                   348,323
    67,570  Hersha Hospitality Trust                     430,421
    50,383  Hospitality Properties Trust               1,352,783
   254,698  Host Hotels & Resorts, Inc.                5,432,708
    35,033  LaSalle Hotel Properties                   1,199,530
    21,494  Pebblebrook Hotel Trust                      802,586
    44,431  RLJ Lodging Trust                          1,264,951
    17,164  Ryman Hospitality Properties, Inc.           811,857
    83,258  Strategic Hotels & Resorts, Inc. (b)         969,956
    28,892  Summit Hotel Properties, Inc.                311,456
    69,129  Sunstone Hotel Investors, Inc.               955,363
                                                    ------------
                                                      15,844,613
                                                    ------------
            INDUSTRIAL REITS -- 4.6%
   112,215  DCT Industrial Trust, Inc.                   842,735
    10,663  EastGroup Properties, Inc.                   646,071
    37,169  First Industrial Realty Trust, Inc.          628,528
    18,996  Monmouth Real Estate Investment
               Corp.                                     192,240
   168,245  Prologis, Inc.                             6,342,836
    12,866  Rexford Industrial Realty, Inc.              178,065
    18,592  STAG Industrial, Inc.                        385,040
    11,125  Terreno Realty Corp.                         209,484
                                                    ------------
                                                       9,424,999
                                                    ------------
            OFFICE REITS -- 13.8%
    24,122  Alexandria Real Estate Equities,
               Inc.                                    1,778,997
    65,684  BioMed Realty Trust, Inc.                  1,326,817
    51,513  Boston Properties, Inc.                    5,963,145
    59,275  Brandywine Realty Trust                      833,999
    42,063  Columbia Property Trust, Inc.              1,004,044
     7,282  CoreSite Realty Corp.                        239,359
    29,480  Corporate Office Properties Trust            758,226
    11,852  CyrusOne, Inc.                               284,922
    45,616  Digital Realty Trust, Inc.                 2,845,526
    45,643  Douglas Emmett, Inc.                       1,171,656
    21,943  DuPont Fabros Technology, Inc.               593,339
    43,340  Equity Commonwealth                        1,114,271
    30,003  Franklin Street Properties Corp.             336,634
    23,666  Government Properties Income Trust           518,522
    34,456  Gramercy Property Trust, Inc.                198,467
    30,402  Highwoods Properties, Inc.                 1,182,638
    18,525  Hudson Pacific Properties, Inc.              456,826
    28,005  Kilroy Realty Corp.                        1,664,617
    28,148  Mack-Cali Realty Corp.                       537,908


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            OFFICE REITS (CONTINUED)
    54,556  New York REIT, Inc.                        $ 560,836
    25,471  Parkway Properties, Inc.                     478,345
    51,926  Piedmont Office Realty Trust, Inc.,
               Class A                                   915,975
     4,025  QTS Realty Trust, Inc., Class A              122,159
    32,193  SL Green Realty Corp.                      3,261,795
                                                    ------------
                                                      28,149,023
                                                    ------------
            RESIDENTIAL REITS -- 16.2%
    35,289  American Campus Communities, Inc.          1,286,284
    46,482  American Homes 4 Rent, Class A               785,081
    10,854  American Residential
               Properties, Inc. (b)                      199,062
    49,139  Apartment Investment & Management
               Co., Class A                            1,563,603
    19,378  Associated Estates Realty Corp.              339,309
    44,164  AvalonBay Communities, Inc.                6,225,799
    28,801  Camden Property Trust                      1,973,733
    21,839  Campus Crest Communities, Inc.               139,770
    46,957  Education Realty Trust, Inc.                 482,718
    26,799  Equity Lifestyle Properties, Inc.          1,135,206
   121,738  Equity Residential                         7,496,626
    21,377  Essex Property Trust, Inc.                 3,821,139
    19,218  Home Properties, Inc.                      1,119,256
     6,591  Independence Realty Trust, Inc.               63,801
    25,320  Mid-America Apartment Communities,
               Inc.                                    1,662,258
    18,332  Post Properties, Inc.                        941,165
     5,794  Preferred Apartment Communities,
               Inc., Class A                              48,206
    12,922  Silver Bay Realty Trust Corp.                209,466
    13,139  Starwood Waypoint Residential Trust          341,745
    14,901  Sun Communities, Inc.                        752,500
     4,837  Trade Street Residential, Inc.                34,536
    84,713  UDR, Inc.                                  2,308,429
     7,021  UMH Properties, Inc.                          66,699
                                                    ------------
                                                      32,996,391
                                                    ------------
            RETAIL REITS -- 25.6%
    19,985  Acadia Realty Trust                          551,186
     4,789  Agree Realty Corp.                           131,123
     1,138  Alexander's, Inc.                            425,510
     6,118  AmREIT, Inc.                                 140,531
    24,718  Brixmor Property Group, Inc.                 550,223
    57,286  CBL & Associates Properties, Inc.          1,025,419
    23,193  Cedar Realty Trust, Inc.                     136,839
   100,428  DDR Corp.                                  1,680,160
    25,823  Equity One, Inc.                             558,552
    20,589  Excel Trust, Inc.                            242,333


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            RETAIL REITS (CONTINUED)
    22,794  Federal Realty Investment Trust         $  2,700,177
   211,179  General Growth Properties, Inc.            4,973,265
     8,795  Getty Realty Corp.                           149,515
    48,934  Glimcher Realty Trust                        662,566
    29,632  Inland Real Estate Corp.                     293,653
   138,327  Kimco Realty Corp.                         3,030,745
    28,001  Kite Realty Group Trust                      678,744
    47,328  Macerich (The) Co.                         3,020,946
    42,112  National Retail Properties, Inc.           1,455,812
    23,117  Pennsylvania Real Estate Investment
               Trust                                     460,953
    25,692  Ramco-Gershenson Properties Trust            417,495
    74,911  Realty Income Corp.                        3,055,620
    31,089  Regency Centers Corp.                      1,673,521
    30,659  Retail Opportunity Investments Corp.         450,687
    79,597  Retail Properties of America, Inc.,
               Class A                                 1,164,504
    11,679  Rouse Properties, Inc.                       188,849
     3,796  Saul Centers, Inc.                           177,425
   104,591  Simon Property Group, Inc.                17,196,852
    32,258  Tanger Factory Outlet Centers, Inc.        1,055,482
    21,304  Taubman Centers, Inc.                      1,555,192
     8,588  Urstadt Biddle Properties, Inc.,
               Class A                                   174,336
    52,231  Washington Prime Group, Inc.                 912,998
    37,837  Weingarten Realty Investors                1,191,866
                                                    ------------
                                                      52,083,079
                                                    ------------
            SPECIALIZED REITS -- 7.8%
    39,198  Corrections Corp. of America               1,346,843
    49,980  CubeSmart                                    898,640
    19,079  EPR Properties                               966,924
    37,101  Extra Space Storage, Inc.                  1,913,299
    30,249  Gaming and Leisure Properties, Inc.          934,694
    24,449  Geo Group, (The), Inc.                       934,441
    48,785  Public Storage                             8,090,504
    11,206  Sovran Self Storage, Inc.                    833,278
                                                    ------------
                                                      15,918,623
                                                    ------------
            TOTAL COMMON STOCKS -- 99.7%             202,980,481
            (Cost $213,987,332)

            MONEY MARKET FUNDS -- 0.1%
   108,551  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class -
               0.03% (c)                                 108,551
            (Cost $108,551)                         ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND (FRI)

SEPTEMBER 30, 2014 (UNAUDITED)

            DESCRIPTION                                VALUE
----------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.8%              $203,089,032
            (Cost $214,095,883) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                       465,912
                                                    ------------
            NET ASSETS -- 100.0%                    $203,554,944
                                                    ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $287,873 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,294,724.


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 202,980,481     $   --        $   --
Money Market Funds          108,551         --            --
                      ---------------------------------------
Total Investments     $ 203,089,032     $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CHEMICALS -- 5.1%
    56,785  Ashland, Inc.                           $  5,911,319
   177,801  Calgon Carbon Corp. (a)                    3,445,783
                                                    ------------
                                                       9,357,102
                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.0%
   148,189  Tetra Tech, Inc.                           3,701,761
                                                    ------------
            CONSTRUCTION & ENGINEERING -- 7.1%
    76,144  AECOM Technology Corp. (a)                 2,569,860
   111,824  Aegion Corp. (a)                           2,488,084
   167,210  Layne Christensen Co. (a)                  1,623,609
   186,599  Northwest Pipe Co. (a)                     6,363,026
                                                    ------------
                                                      13,044,579
                                                    ------------
            ELECTRICAL EQUIPMENT -- 1.9%
   100,817  Franklin Electric Co., Inc.                3,502,383
                                                    ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 5.6%
   156,233  Badger Meter, Inc.                         7,881,955
    62,583  Itron, Inc. (a)                            2,460,138
                                                    ------------
                                                      10,342,093
                                                    ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.2%
    19,021  IDEXX Laboratories, Inc. (a)               2,241,244
                                                    ------------
            INDUSTRIAL CONGLOMERATES -- 6.9%
    86,907  Danaher Corp.                              6,603,194
    40,907  Roper Industries, Inc.                     5,984,285
                                                    ------------
                                                      12,587,479
                                                    ------------
            LIFE SCIENCES TOOLS & SERVICES --
               3.2%
   102,213  Agilent Technologies, Inc.                 5,824,097
                                                    ------------
            MACHINERY -- 41.5%
    80,618  Crane Co.                                  5,095,864
 1,196,572  Energy Recovery, Inc. (a)                  4,235,865
    51,589  Flowserve Corp.                            3,638,056
   207,249  Gorman-Rupp (The) Co.                      6,225,760
    75,555  IDEX Corp.                                 5,467,915
    90,598  Lindsay Corp.                              6,772,201
   134,991  Mueller Industries, Inc.                   3,852,643
   460,311  Mueller Water Products, Inc.,
               Class A                                 3,811,375
    47,450  Pall Corp.                                 3,971,565
   106,047  Pentair PLC                                6,945,018
   280,725  Rexnord Corp. (a)                          7,986,626
    24,953  Valmont Industries, Inc.                   3,366,908


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MACHINERY (CONTINUED)
   131,517  Watts Water Technologies, Inc.,
               Class A                              $  7,660,865
   206,544  Xylem, Inc.                                7,330,247
                                                    ------------
                                                      76,360,908
                                                    ------------
            MULTI-UTILITIES -- 1.9%
   202,350  Veolia Environnement, ADR                  3,551,242
                                                    ------------
            WATER UTILITIES -- 23.5%
   127,114  American States Water Co.                  3,866,808
   166,303  American Water Works Co., Inc.             8,020,794
   317,759  Aqua America, Inc.                         7,476,869
   344,537  California Water Service Group             7,731,410
   764,390  Cia de Saneamento Basico do Estado
               de Sao Paulo, ADR                       6,199,203
   636,497  Consolidated Water Co., Ltd.               7,434,285
    92,756  SJW Corp.                                  2,492,354
                                                    ------------
                                                      43,221,723
                                                    ------------
            TOTAL COMMON STOCKS -- 99.9%             183,734,611
            (Cost $170,105,471)

            MONEY MARKET FUNDS -- 0.1%
   148,368  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class
               - 0.03% (b)                               148,368
                                                    ------------
            (Cost $148,368)

            TOTAL INVESTMENTS -- 100.0%              183,882,979
            (Cost $170,253,839) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                     (91,453)
                                                    ------------
            NET ASSETS -- 100.0%                    $183,791,526
                                                    ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,638,382 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,009,242.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND (FIW)

SEPTEMBER 30, 2014 (UNAUDITED)

-------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 183,734,611     $   --        $   --
Money Market Funds          148,368         --            --
                      ---------------------------------------
Total Investments     $ 183,882,979     $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            ENERGY EQUIPMENT & SERVICES
               -- 3.9%
   672,529  Seventy Seven Energy, Inc. (a)          $ 15,965,838
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS --
               96.0%
   143,677  Anadarko Petroleum Corp.                  14,574,595
   157,443  Apache Corp.                              14,779,174
   459,013  Cabot Oil & Gas Corp.                     15,005,135
   608,274  Chesapeake Energy Corp.                   13,984,219
   113,067  Cimarex Energy Co.                        14,306,368
   730,926  Comstock Resources, Inc.                  13,609,842
   216,614  Devon Energy Corp.                        14,768,743
   674,928  Encana Corp. (b)                          14,315,223
   160,492  EQT Corp.                                 14,691,438
 3,397,337  EXCO Resources, Inc. (b)                  11,347,106
10,522,302  Forest Oil Corp. (a)                      12,311,093
   818,592  Goodrich Petroleum Corp. (a) (b)          12,131,533
 2,405,100  Magnum Hunter Resources
               Corp. (a) (b)                          13,396,407
   614,191  Matador Resources Co. (a)                 15,876,837
   395,306  Newfield Exploration Co. (a)              14,653,993
   220,234  Noble Energy, Inc.                        15,055,196
   478,132  QEP Resources, Inc.                       14,716,903
16,648,840  Quicksilver Resources, Inc. (a) (b)       10,035,921
   209,056  Range Resources Corp.                     14,176,087
 3,073,451  SandRidge Energy, Inc. (a) (b)            13,185,105
   177,630  SM Energy Co.                             13,855,140
   404,167  Southwestern Energy Co. (a)               14,125,637
   549,589  Statoil ASA, ADR (b)                      14,926,837
   478,893  Stone Energy Corp. (a)                    15,018,084
 1,476,811  Swift Energy Co. (a) (b)                  14,177,386
 1,579,990  Talisman Energy, Inc.                     13,666,914
   610,729  Ultra Petroleum Corp. (a) (b)             14,205,557
   599,850  WPX Energy, Inc. (a)                      14,432,391
                                                    ------------
                                                     391,328,864
                                                    ------------
            TOTAL COMMON STOCKS -- 99.9%             407,294,702
            (Cost $498,192,865)                     ------------

            WARRANTS -- 0.0%
            OIL, GAS & CONSUMABLE FUELS --
               0.0%
   495,122  Magnum Hunter Resources Corp.,
               expiring 04/15/16
               @ $0 (a) (b) (c)                                0
            (Cost $8,995)                           ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MONEY MARKET FUNDS -- 18.2%
73,757,603  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.01% (d) (e)                        $ 73,757,603

   302,382  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class
               - 0.03% (d)                               302,382
                                                    ------------
            TOTAL MONEY MARKET FUNDS --               74,059,985
               18.2%
            (Cost $74,059,985)                      ------------

            TOTAL INVESTMENTS -- 118.1%              481,354,687
            (Cost $572,261,845) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (18.1)%                (73,922,441)
                                                    ------------
            NET ASSETS -- 100.0%                    $407,432,246
                                                    ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $66,789,019 and the total value of the collateral held by the Fund is $73,757,603.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such amounted to $0, or 0.00% of net assets.

(d)   Interest rate shown reflects yield as of September 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,061,977 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $98,969,135.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

SEPTEMBER 30, 2014 (UNAUDITED)

-------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 407,294,702    $   --         $   --
Money Market Funds       74,059,985        --             --
Warrants*                        --        --**           --
                      ---------------------------------------
Total Investments     $ 481,354,687    $   --**       $   --
                      =======================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AUTOMOBILES -- 5.2%
    35,801  Kandi Technologies Group,
               Inc. (a) (b)                         $    465,055
    69,541  Tata Motors Ltd., ADR                      3,039,637
                                                    ------------
                                                       3,504,692
                                                    ------------
            BANKS -- 13.4%
    98,195  HDFC Bank Ltd., ADR                        4,573,923
    92,673  ICICI Bank Ltd., ADR                       4,550,244
                                                    ------------
                                                       9,124,167
                                                    ------------
            DIVERSIFIED CONSUMER SERVICES -- 1.5%
    17,310  New Oriental Education & Technology
               Group, Inc., ADR (b)                      401,592
    17,238  TAL Education Group, ADR (a) (b)             602,296
                                                    ------------
                                                       1,003,888
                                                    ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.5%
     9,151  China Telecom Corp., Ltd., ADR (a)           562,146
    29,679  China Unicom (Hong Kong) Ltd., ADR (a)       446,075
                                                    ------------
                                                       1,008,221
                                                    ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 0.7%
    20,179  Hollysys Automation Technologies
               Ltd. (b)                                  453,826
                                                    ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               0.7%
    14,772  Mindray Medical International Ltd.,
               ADR (a)                                   445,523
                                                    ------------
            HOTELS, RESTAURANTS & LEISURE -- 4.3%
    12,964  500.com Ltd., Class A, ADR (a) (b)           437,276
    13,513  Home Inns & Hotels Management, Inc.,
               ADR (b)                                   391,742
    79,776  Melco Crown Entertainment Ltd., ADR        2,097,311
                                                    ------------
                                                       2,926,329
                                                    ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.7%
    11,050  Huaneng Power International, Inc.,
               ADR (a)                                   482,443
                                                    ------------
            INSURANCE -- 0.7%
    11,052  China Life Insurance Co., Ltd.,
               ADR (a)                                   460,868
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            INTERNET & CATALOG RETAIL -- 9.4%
    23,194 Ctrip.com International Ltd., ADR (b) $ 1,316,491 38,914 E-Commerce China Dangdang, Inc.,
               Class A, ADR (a) (b)                      474,751
    45,789  MakeMyTrip Ltd. (b)                        1,274,308
    18,450  Qunar Cayman Islands Ltd., ADR (b)           510,143
    15,004  Vipshop Holdings Ltd., ADR (a) (b)         2,835,906
                                                    ------------
                                                       6,411,599
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 23.5%
    17,678  21Vianet Group, Inc., ADR (a) (b)            318,204
     9,783  58.com, Inc., ADR (a) (b)                    364,417
    13,390  Autohome, Inc., ADR (b)                      562,514
    26,103  Baidu, Inc., ADR (b)                       5,696,457
    10,311  Bitauto Holdings Ltd., ADR (b)               804,258
     6,052  NetEase, Inc., ADR                           518,414
    53,310  Qihoo 360 Technology Co., Ltd., ADR (b)    3,596,826
    10,063  SINA Corp. (b)                               413,992
     7,764  Sohu.com, Inc. (b)                           389,986
   149,536  SouFun Holdings Ltd., ADR (a)              1,487,883
    21,350  Youku Tudou, Inc., ADR (b)                   382,592
    19,035  YY, Inc., ADR (b)                          1,425,531
                                                    ------------
                                                      15,961,074
                                                    ------------
            IT SERVICES -- 14.2%
    86,098  Infosys Ltd., ADR                          5,208,068
   230,334  Wipro Ltd., ADR                            2,800,861
    73,323  WNS Holdings Ltd., ADR (b)                 1,650,501
                                                    ------------
                                                       9,659,430
                                                    ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
    14,981  WuXi PharmaTech Cayman, Inc., ADR (b)        524,635
                                                    ------------
            METALS & MINING -- 1.7%
    68,553  Sesa Sterlite Ltd., ADR                    1,183,225
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS -- 2.0%
     4,757  China Petroleum & Chemical Corp.,
               ADR                                       415,572
     2,560  CNOOC Ltd., ADR                              441,702
     3,711  PetroChina Co., Ltd., ADR                    476,901
                                                    ------------
                                                       1,334,175
                                                    ------------
            PHARMACEUTICALS -- 5.1%
    65,704  Dr. Reddy's Laboratories Ltd.,
               ADR (a)                                 3,452,745
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES -- 0.6%
    13,292  51job, Inc., ADR (a) (b)                $    397,830
                                                    ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
               -- 0.8%
    53,387  E-House China Holdings Ltd., ADR             508,244
                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
    17,297  JinkoSolar Holding Co., Ltd.,
               ADR (a) (b)                               475,495
    38,650  Trina Solar Ltd., ADR (a) (b)                466,505
   142,359  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                         442,736
                                                    ------------
                                                       1,384,736
                                                    ------------
            SOFTWARE -- 1.3%
    57,488  NQ Mobile, Inc., ADR (a) (b)                 400,691
    25,289  Perfect World Co., Ltd., ADR                 497,941
                                                    ------------
                                                         898,632
                                                    ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               5.2%
    49,495  Michael Kors Holdings Ltd. (b)             3,533,448
                                                    ------------
            WIRELESS TELECOMMUNICATION SERVICES
               -- 4.7%
    54,421  China Mobile Ltd., ADR                     3,197,234
                                                    ------------
            TOTAL COMMON STOCKS -- 100.0%             67,856,964
            (Cost $54,876,858)

            MONEY MARKET FUNDS -- 13.5%
 9,185,804  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class - 0.01% (c) (d)     9,185,804
            (Cost $9,185,804)                       ------------

            TOTAL INVESTMENTS -- 113.5%               77,042,768
            (Cost $64,062,662) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (13.5)%                 (9,165,881)
                                                    ------------
            NET ASSETS -- 100.0%                    $ 67,876,887
                                                    ============


(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $8,835,884 and the total value of the collateral held by the Fund is $9,185,804.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,562,753 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,582,647.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 67,856,964      $   --        $   --
Money Market Funds       9,185,804          --            --
                      ---------------------------------------
Total Investments     $ 77,042,768      $   --        $   --
                      =======================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------
     China                                45.4%
     India                                40.9
     Hong Kong                            13.7
     United States                        13.5
     Net Other Assets and Liabilities    (13.5)
                                         ------
                                         100.0%
                                         ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BANKS -- 87.6%
    13,006  1st Source Corp.                        $    370,411
    14,567  Ameris Bancorp                               319,746
     6,864  Arrow Financial Corp.                        172,080
    84,371  Associated Banc-Corp.                      1,469,743
     8,403  BancFirst Corp.                              525,692
    20,544  Bancorp (The), Inc. (a)                      176,473
     4,180  Bank of Kentucky Financial (The)
               Corp.                                     193,241
     3,229  Bank of Marin Bancorp                        148,179
    43,400  Bank of the Ozarks, Inc.                   1,367,968
    10,663  Banner Corp.                                 410,206
    43,309  BBCN Bancorp, Inc.                           631,878
    16,048  BNC Bancorp                                  251,312
    37,747  BOK Financial Corp.                        2,509,421
    43,810  Boston Private Financial Holdings,
               Inc.                                      542,806
     6,340  Bridge Bancorp, Inc.                         149,941
     8,648  Bridge Capital Holdings (a)                  196,656
     7,479  Bryn Mawr Bank Corp.                         211,880
     4,043  Camden National Corp.                        141,505
    16,709  Capital Bank Financial Corp.,
               Class A (a)                               399,011
    17,422  Cardinal Financial Corp.                     297,394
    43,406  Cathay General Bancorp                     1,077,771
    24,535  Centerstate Banks, Inc.                      253,937
    17,848  Chemical Financial Corp.                     479,933
     8,445  City Holding Co.                             355,788
    22,146  CoBiz Financial, Inc.                        247,592
    28,685  Columbia Banking System, Inc.                711,675
    49,926  Commerce Bancshares, Inc.                  2,228,946
     9,494  Community Trust Bancorp, Inc.                319,283
    16,249  ConnectOne Bancorp, Inc.                     309,543
    13,951  Customers Bancorp, Inc. (b)                  250,560
    57,642  CVB Financial Corp.                          827,163
    14,178  Eagle Bancorp, Inc. (a)                      451,144
    78,119  East West Bancorp, Inc.                    2,656,046
    10,773  Enterprise Financial Services Corp.          180,125
    11,609  Fidelity Southern Corp.                      159,043
     7,553  Financial Institutions, Inc.                 169,791
    10,736  First Bancorp.                               171,991
    47,306  First Busey Corp.                            263,494
     4,678  First Citizens BancShares, Inc.,
               Class A                                 1,013,395
    10,026  First Community Bancshares, Inc.             143,272
    33,433  First Financial Bancorp                      529,244
    34,896  First Financial Bankshares, Inc.             969,760
     7,276  First Financial Corp.                        225,192
    11,043  First Interstate BancSystem, Inc.            293,412
    19,642  First Merchants Corp.                        396,965
    41,011  First Midwest Bancorp, Inc.                  659,867


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            BANKS (CONTINUED)
    10,109  First NBC Bank Holding Co. (a)          $    331,070
     5,018  First of Long Island (The) Corp.             172,870
    90,108  FirstMerit Corp.                           1,585,901
    16,450  Flushing Financial Corp.                     300,541
   102,310  Fulton Financial Corp.                     1,133,595
     7,197  German American Bancorp, Inc.                185,755
    40,571  Glacier Bancorp, Inc.                      1,049,166
     7,458  Great Southern Bancorp, Inc.                 226,276
    44,599  Hancock Holding Co.                        1,429,398
    17,358  Hanmi Financial Corp.                        349,937
    10,061  Heartland Financial USA, Inc.                240,257
    16,533  Heritage Financial Corp.                     261,883
    36,207  Home BancShares, Inc.                      1,064,848
    11,240  HomeTrust Bancshares, Inc. (a)               164,216
    18,207  IBERIABANK Corp.                           1,138,120
    13,028  Independent Bank Corp./MA                    465,360
    12,499  Independent Bank Corp./MI                    148,988
     8,919  Independent Bank Group, Inc.                 423,207
    36,443  International Bancshares Corp.               898,867
   194,560  Investors Bancorp, Inc.                    1,970,893
    20,656  Lakeland Bancorp, Inc.                       201,603
     9,015  Lakeland Financial Corp.                     338,062
    11,146  MainSource Financial Group, Inc.             192,268
    40,800  MB Financial, Inc.                         1,129,344
     7,736  Metro Bancorp, Inc. (a)                      187,598
    75,879  National Penn Bancshares, Inc.               736,785
    23,810  NBT Bancorp, Inc.                            536,201
    62,650  Old National Bancorp                         812,570
     9,669  Pacific Continental Corp.                    124,247
     9,299  Pacific Premier Bancorp, Inc. (a)            130,651
    55,522  PacWest Bancorp                            2,289,172
    24,430  Park Sterling Corp.                          161,971
     6,623  Peapack-Gladstone Financial Corp.            115,902
     2,626  Penns Woods Bancorp, Inc.                    110,948
     7,844  Peoples Bancorp, Inc.                        186,295
    19,401  Pinnacle Financial Partners, Inc.            700,376
    56,377  Popular, Inc. (a)                          1,659,457
     7,329  Preferred Bank (a)                           165,049
    41,671  PrivateBancorp, Inc.                       1,246,380
    17,172  Renasant Corp.                               464,503
    10,105  Republic Bancorp, Inc., Class A              239,387
    16,233  S&T Bancorp, Inc.                            380,826
    13,659  Sandy Spring Bancorp, Inc.                   312,654
    14,164  Seacoast Banking Corp. of Florida (a)        154,813
     7,611  Sierra Bancorp                               127,560
    27,412  Signature Bank (a)                         3,071,789
     8,899  Simmons First National Corp., Class A        342,789
    13,148  South State Corp.                            735,236


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS (CONTINUED)
    10,267  Southside Bancshares, Inc.              $    341,378
    10,784  Southwest Bancorp, Inc.                      176,858
    17,547  State Bank Financial Corp.                   284,963
     7,998  Stock Yards Bancorp, Inc.                    240,740
     6,349  Suffolk Bancorp                              123,234
     9,503  Sun Bancorp, Inc. (a)                        172,099
   102,263  Susquehanna Bancshares, Inc.               1,022,630
    27,639  SVB Financial Group (a)                    3,098,055
    23,488  Texas Capital Bancshares, Inc. (a)         1,354,788
    19,346  TowneBank                                    262,719
     8,790  TriCo Bancshares                             198,830
    15,643  TriState Capital Holdings, Inc. (a)          141,882
    36,742  Trustmark Corp.                              846,352
    24,788  UMB Financial Corp.                        1,352,185
   118,356  Umpqua Holdings Corp.                      1,949,323
    24,862  Union Bankshares Corp.                       574,312
    37,685  United Bankshares, Inc.                    1,165,597
    32,766  United Community Banks, Inc.                 539,328
     8,836  Univest Corp. of Pennsylvania                165,675
    21,790  ViewPoint Financial Group, Inc.              521,653
     9,106  Washington Trust Bancorp, Inc.               300,407
    15,951  WesBanco, Inc.                               487,941
    14,170  Westamerica Bancorporation                   659,188
    42,660  Wilshire Bancorp, Inc.                       393,752
    25,382  Wintrust Financial Corp.                   1,133,814
   110,477  Zions Bancorporation                       3,210,462
                                                    ------------
                                                      76,944,224
                                                    ------------
            IT SERVICES -- 0.3%
     6,285  Cass Information Systems, Inc.               260,199
                                                    ------------
            THRIFTS & MORTGAGE FINANCE -- 12.1%
    25,366  Bank Mutual Corp.                            162,596
    41,032  Beneficial Mutual Bancorp, Inc. (a)          524,389
     7,897  BofI Holding, Inc. (a)                       574,191
    38,145  Brookline Bancorp, Inc.                      326,140
    77,382  Capitol Federal Financial, Inc.              914,655
    10,524  Charter Financial Corp.                      112,607
    14,509  Clifton Bancorp, Inc.                        182,668
    20,081  Dime Community Bancshares, Inc.              289,166
     5,157  First Defiance Financial Corp.               139,291
     8,092  HomeStreet, Inc.                             138,292
    36,648  Kearny Financial Corp. (a)                   488,518
    29,801  Meridian Bancorp, Inc. (a)                   314,699
     3,369  Meta Financial Group, Inc.                   118,791
    28,113  Northfield Bancorp, Inc.                     382,899
    51,737  Northwest Bancshares, Inc.                   626,018
     9,340  OceanFirst Financial Corp.                   148,599
    24,788  Oritani Financial Corp.                      349,263
     5,383  Territorial Bancorp, Inc.                    109,221


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
   165,280  TFS Financial Corp.                     $  2,366,810
    51,580  TrustCo Bank Corp. NY                        332,175
    28,776  United Financial Bancorp, Inc.               365,167
    54,215  Washington Federal, Inc.                   1,103,817
    18,750  Waterstone Financial, Inc.                   216,563
     4,863  WSFS Financial Corp.                         348,239
                                                    ------------
                                                      10,634,774
                                                    ------------
            TOTAL INVESTMENTS -- 100.0%               87,839,197
            (Cost $88,997,327) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                         5,456
                                                    ------------
            NET ASSETS -- 100.0%                    $ 87,844,653
                                                    ============


(a)   Non-income producing security.

(b) Non-income producing security which pays in-kind distributions. For the nine months ended September 30, 2014, the Fund received 1,422 shares of Customers Bancorp, Inc.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,455,662 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,613,792.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 87,839,197      $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.6%
       181  Boeing (The) Co.                        $     23,056
        85  General Dynamics Corp.                        10,803
       213  Honeywell International, Inc.                 19,835
        23  L-3 Communications Holdings, Inc.              2,735
        75  Lockheed Martin Corp.                         13,708
        57  Northrop Grumman Corp.                         7,510
        39  Precision Castparts Corp.                      9,238
        85  Raytheon Co.                                   8,638
        37  Rockwell Collins, Inc.                         2,904
        76  Textron, Inc.                                  2,735
       231  United Technologies Corp.                     24,394
                                                    ------------
                                                         125,556
                                                    ------------
            AIR FREIGHT & LOGISTICS -- 0.7%
        40  C.H. Robinson Worldwide, Inc.                  2,653
        53  Expeditors International of
               Washington, Inc.                            2,151
        72  FedEx Corp.                                   11,624
       191  United Parcel Service, Inc., Class B          18,773
                                                    ------------
                                                          35,201
                                                    ------------
            AIRLINES -- 0.3%
       231  Delta Air Lines, Inc.                          8,351
       185  Southwest Airlines Co.                         6,247
                                                    ------------
                                                          14,598
                                                    ------------
            AUTO COMPONENTS -- 0.4%
        61  BorgWarner, Inc.                               3,209
        83  Delphi Automotive PLC                          5,091
        75  Goodyear Tire & Rubber (The) Co.               1,694
       183  Johnson Controls, Inc.                         8,052
                                                    ------------
                                                          18,046
                                                    ------------
            AUTOMOBILES -- 0.6%
     1,056  Ford Motor Co.                                15,618
       367  General Motors Co.                            11,722
        59  Harley-Davidson, Inc.                          3,434
                                                    ------------
                                                          30,774
                                                    ------------
            BANKS -- 6.1%
     2,861  Bank of America Corp.                         48,780
       196  BB&T Corp.                                     7,293
       827  Citigroup, Inc.                               42,855
        51  Comerica, Inc.                                 2,543
       227  Fifth Third Bancorp                            4,545
       221  Huntington Bancshares, Inc.                    2,150
     1,024  JPMorgan Chase & Co.                          61,686
       237  KeyCorp                                        3,159
        36  M&T Bank Corp.                                 4,439


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            BANKS (CONTINUED)
       147  PNC Financial Services Group (The),
               Inc.                                 $     12,580
       375  Regions Financial Corp.                        3,765
       145  SunTrust Banks, Inc.                           5,514
       489  U.S. Bancorp                                  20,455
     1,293  Wells Fargo & Co.                             67,068
        55  Zions Bancorporation                           1,598
                                                    ------------
                                                         288,430
                                                    ------------
            BEVERAGES -- 2.2%
        43  Brown-Forman Corp., Class B                    3,879
     1,073  Coca-Cola (The) Co.                           45,774
        63  Coca-Cola Enterprises, Inc.                    2,795
        47  Constellation Brands, Inc., Class A (a)        4,097
        53  Dr. Pepper Snapple Group, Inc.                 3,408
        43  Molson Coors Brewing Co., Class B              3,201
        39  Monster Beverage Corp. (a)                     3,575
       409  PepsiCo, Inc.                                 38,074
                                                    ------------
                                                         104,803
                                                    ------------
            BIOTECHNOLOGY -- 2.9%
        55  Alexion Pharmaceuticals, Inc. (a)              9,120
       205  Amgen, Inc.                                   28,794
        64  Biogen Idec, Inc. (a)                         21,172
       219  Celgene Corp. (a)                             20,757
       411  Gilead Sciences, Inc. (a)                     43,751
        20  Regeneron Pharmaceuticals, Inc. (a)            7,211
        65  Vertex Pharmaceuticals, Inc. (a)               7,300
                                                    ------------
                                                         138,105
                                                    ------------
            BUILDING PRODUCTS -- 0.1%
        25  Allegion PLC                                   1,191
        97  Masco Corp.                                    2,320
                                                    ------------
                                                           3,511
                                                    ------------
            CAPITAL MARKETS -- 2.3%
        15  Affiliated Managers Group, Inc. (a)            3,005
        51  Ameriprise Financial, Inc.                     6,292
       308  Bank of New York Mellon (The) Corp.           11,929
        33  BlackRock, Inc.                               10,835
       312  Charles Schwab (The) Corp.                     9,170
        77  E*TRADE Financial Corp. (a)                    1,739
       107  Franklin Resources, Inc.                       5,843
       111  Goldman Sachs Group (The), Inc.               20,376
       119  Invesco Ltd.                                   4,698
        28  Legg Mason, Inc.                               1,433
       417  Morgan Stanley                                14,416
        60  Northern Trust Corp.                           4,082
       115  State Street Corp.                             8,465


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CAPITAL MARKETS (CONTINUED)
        72  T. Rowe Price Group, Inc.               $      5,645
                                                    ------------
                                                         107,928
                                                    ------------
            CHEMICALS -- 2.6%
        52  Air Products & Chemicals, Inc.                 6,769
        17  Airgas, Inc.                                   1,881
        15  CF Industries Holdings, Inc.                   4,188
       307  Dow Chemical (The) Co.                        16,099
       249  E.I. du Pont de Nemours & Co.                 17,868
        41  Eastman Chemical Co.                           3,317
        75  Ecolab, Inc.                                   8,612
        36  FMC Corp.                                      2,059
        21  International Flavors & Fragrances,
              Inc.                                         2,013
       116  LyondellBasell Industries N.V., Class
               A                                          12,605
       141  Monsanto Co.                                  15,864
        85  Mosaic (The) Co.                               3,775
        39  PPG Industries, Inc.                           7,673
        79  Praxair, Inc.                                 10,191
        21  Sherwin-Williams (The) Co.                     4,599
        32  Sigma-Aldrich Corp.                            4,352
                                                    ------------
                                                         121,865
                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.4%
        47  ADT (The) Corp.                                1,667
        25  Cintas Corp.                                   1,765
        55  Pitney Bowes, Inc.                             1,374
        69  Republic Services, Inc.                        2,692
        23  Stericycle, Inc. (a)                           2,681
       121  Tyco International Ltd.                        5,393
       117  Waste Management, Inc.                         5,561
                                                    ------------
                                                          21,133
                                                    ------------
            COMMUNICATIONS EQUIPMENT -- 1.7%
     1,388  Cisco Systems, Inc.                           34,936
        20  F5 Networks, Inc. (a)                          2,375
        29  Harris Corp.                                   1,925
       111  Juniper Networks, Inc.                         2,459
        60  Motorola Solutions, Inc.                       3,797
       456  QUALCOMM, Inc.                                34,095
                                                    ------------
                                                          79,587
                                                    ------------
            CONSTRUCTION & ENGINEERING -- 0.1%
        43  Fluor Corp.                                    2,872
        36  Jacobs Engineering Group, Inc. (a)             1,758
        59  Quanta Services, Inc. (a)                      2,141
                                                    ------------
                                                           6,771
                                                    ------------
            CONSTRUCTION MATERIALS -- 0.1%
        17  Martin Marietta Materials, Inc.                2,192


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            CONSTRUCTION MATERIALS (CONTINUED)
        36  Vulcan Materials Co.                    $      2,168
                                                    ------------
                                                           4,360
                                                    ------------
            CONSUMER FINANCE -- 0.9%
       245  American Express Co.                          21,447
       153  Capital One Financial Corp.                   12,488
       127  Discover Financial Services                    8,178
       113  Navient Corp.                                  2,001
                                                    ------------
                                                          44,114
                                                    ------------
            CONTAINERS & PACKAGING -- 0.2%
        27  Avery Dennison Corp.                           1,206
        39  Ball Corp.                                     2,467
        27  Bemis Co., Inc.                                1,027
        47  MeadWestvaco Corp.                             1,924
        45  Owens-Illinois, Inc. (a)                       1,172
        59  Sealed Air Corp.                               2,058
                                                    ------------
                                                           9,854
                                                    ------------
            DISTRIBUTORS -- 0.1%
        43  Genuine Parts Co.                              3,772
                                                    ------------
            DIVERSIFIED CONSUMER SERVICES -- 0.1%
        75  H&R Block, Inc.                                2,326
                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       496  Berkshire Hathaway, Inc., Class B (a)         68,517
        87  CME Group, Inc.                                6,956
        31  Intercontinental Exchange, Inc.                6,047
        85  Leucadia National Corp.                        2,026
        75  McGraw Hill Financial, Inc.                    6,334
        49  Moody's Corp.                                  4,631
        32  NASDAQ OMX Group (The), Inc.                   1,357
                                                    ------------
                                                          95,868
                                                    ------------
            DIVERSIFIED TELECOMMUNICATION -- 2.4%
     1,412  AT&T, Inc.                                    49,759
       155  CenturyLink, Inc.                              6,338
       273  Frontier Communications Corp.                  1,777
     1,128  Verizon Communications, Inc.                  56,389
       164  Windstream Holdings, Inc.                      1,768
                                                    ------------
                                                         116,031
                                                    ------------
            ELECTRIC UTILITIES -- 1.7%
       133  American Electric Power Co., Inc.              6,944
       193  Duke Energy Corp.                             14,431
        89  Edison International                           4,977
        49  Entergy Corp.                                  3,789
       235  Exelon Corp.                                   8,011
       113  FirstEnergy Corp.                              3,793
       117  NextEra Energy, Inc.                          10,984


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
        85  Northeast Utilities                     $      3,765
        68  Pepco Holdings, Inc.                           1,820
        29  Pinnacle West Capital Corp.                    1,584
       181  PPL Corp.                                      5,944
       244  Southern (The) Co.                            10,651
       139  Xcel Energy, Inc.                              4,226
                                                    ------------
                                                          80,919
                                                    ------------
            ELECTRICAL EQUIPMENT -- 0.6%
        67  AMETEK, Inc.                                   3,364
       131  Eaton Corp. PLC                                8,302
       191  Emerson Electric Co.                          11,953
        39  Rockwell Automation, Inc.                      4,285
                                                    ------------
                                                          27,904
                                                    ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 0.4%
        41  Amphenol Corp., Class A                        4,094
       351  Corning, Inc.                                  6,788
        37  FLIR Systems, Inc.                             1,160
        53  Jabil Circuit, Inc.                            1,069
       111  TE Connectivity Ltd.                           6,137
                                                    ------------
                                                          19,248
                                                    ------------
            ENERGY EQUIPMENT & SERVICES -- 1.8%
       117  Baker Hughes, Inc.                             7,612
        55  Cameron International Corp. (a)                3,651
        17  Diamond Offshore Drilling, Inc.                  583
        64  Ensco PLC, Class A                             2,644
        64  FMC Technologies, Inc. (a)                     3,476
       231  Halliburton Co.                               14,902
        31  Helmerich & Payne, Inc.                        3,034
        77  Nabors Industries Ltd.                         1,752
       117  National Oilwell Varco, Inc.                   8,904
        71  Noble Corp. PLC                                1,578
       353  Schlumberger Ltd.                             35,896
        93  Transocean Ltd.                                2,973
                                                    ------------
                                                          87,005
                                                    ------------
            FOOD & STAPLES RETAILING -- 2.2%
       119  Costco Wholesale Corp.                        14,913
       315  CVS Health Corp.                              25,071
       133  Kroger (The) Co.                               6,916
        61  Safeway, Inc.                                  2,092
       160  Sysco Corp.                                    6,072
       239  Walgreen Co.                                  14,165
       431  Wal-Mart Stores, Inc.                         32,959
        97  Whole Foods Market, Inc.                       3,697
                                                    ------------
                                                         105,885
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            FOOD PRODUCTS -- 1.6%
       176  Archer-Daniels-Midland Co.              $      8,993
        49  Campbell Soup Co.                              2,094
       115  ConAgra Foods, Inc.                            3,800
       165  General Mills, Inc.                            8,324
        41  Hershey (The) Co.                              3,913
        37  Hormel Foods Corp.                             1,901
        28  J.M. Smucker (The) Co.                         2,772
        71  Kellogg Co.                                    4,374
        33  Keurig Green Mountain, Inc.                    4,294
       163  Kraft Foods Group, Inc.                        9,193
        35  McCormick & Co., Inc.                          2,341
        55  Mead Johnson Nutrition Co.                     5,292
       459  Mondelez International, Inc., Class A         15,728
        80  Tyson Foods, Inc., Class A                     3,150
                                                    ------------
                                                          76,169
                                                    ------------
            GAS UTILITIES -- 0.0%
        33  AGL Resources, Inc.                            1,694
                                                    ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
       411  Abbott Laboratories                           17,094
       147  Baxter International, Inc.                    10,550
        52  Becton, Dickinson and Co.                      5,918
       361  Boston Scientific Corp. (a)                    4,264
        20  C. R. Bard, Inc.                               2,854
        55  CareFusion Corp. (a)                           2,489
       123  Covidien PLC                                  10,641
        37  DENTSPLY International, Inc.                   1,687
        29  Edwards Lifesciences Corp. (a)                 2,962
        11  Intuitive Surgical, Inc. (a)                   5,080
       265  Medtronic, Inc.                               16,417
        79  St. Jude Medical, Inc.                         4,750
        83  Stryker Corp.                                  6,702
        28  Varian Medical Systems, Inc. (a)               2,243
        47  Zimmer Holdings, Inc.                          4,726
                                                    ------------
                                                          98,377
                                                    ------------
            HEALTH CARE PROVIDERS & SERVICES --
               2.2%
        97  Aetna, Inc.                                    7,857
        57  AmerisourceBergen Corp.                        4,406
        92  Cardinal Health, Inc.                          6,893
        72  Cigna Corp.                                    6,530
        45  DaVita HealthCare Partners, Inc. (a)           3,291
       203  Express Scripts Holding Co. (a)               14,338
        43  Humana, Inc.                                   5,602
        23  Laboratory Corp. of America
               Holdings (a)                                2,340
        63  McKesson Corp.                                12,264


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
        23  Patterson Cos., Inc.                    $        953
        39  Quest Diagnostics, Inc.                        2,367
        25  Tenet Healthcare Corp. (a)                     1,485
       265  UnitedHealth Group, Inc.                      22,856
        25  Universal Health Services, Inc.,
               Class B                                     2,613
        73  WellPoint, Inc.                                8,732
                                                    ------------
                                                         102,527
                                                    ------------
            HEALTH CARE TECHNOLOGY -- 0.1%
        81  Cerner Corp. (a)                               4,825
                                                    ------------
            HOTELS, RESTAURANTS & LEISURE -- 1.6%
       121  Carnival Corp.                                 4,861
         9  Chipotle Mexican Grill, Inc. (a)               5,999
        36  Darden Restaurants, Inc.                       1,852
        59  Marriott International, Inc., Class A          4,124
       267  McDonald's Corp.                              25,314
       205  Starbucks Corp.                               15,469
        52  Starwood Hotels & Resorts Worldwide,
               Inc.                                        4,327
        33  Wyndham Worldwide Corp.                        2,682
        21  Wynn Resorts Ltd.                              3,929
       120  Yum! Brands, Inc.                              8,638
                                                    ------------
                                                          77,195
                                                    ------------
            HOUSEHOLD DURABLES -- 0.4%
        89  D.R. Horton, Inc.                              1,826
        33  Garmin Ltd.                                    1,716
        17  Harman International Industries, Inc.          1,667
        39  Leggett & Platt, Inc.                          1,362
        49  Lennar Corp., Class A                          1,902
        17  Mohawk Industries, Inc. (a)                    2,292
        73  Newell Rubbermaid, Inc.                        2,512
        92  PulteGroup, Inc.                               1,625
        23  Whirlpool Corp.                                3,350
                                                    ------------
                                                          18,252
                                                    ------------
            HOUSEHOLD PRODUCTS -- 1.9%
        35  Clorox (The) Co.                               3,361
       235  Colgate-Palmolive Co.                         15,327
       103  Kimberly-Clark Corp.                          11,080
       737  Procter & Gamble (The) Co.                    61,716
                                                    ------------
                                                          91,484
                                                    ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.1%
       181  AES (The) Corp.                                2,567
        92  NRG Energy, Inc.                               2,804
                                                    ------------
                                                           5,371
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES -- 2.3%
       176  3M Co.                                  $     24,936
       167  Danaher Corp.                                 12,688
     2,731  General Electric Co.                          69,968
        27  Roper Industries, Inc.                         3,950
                                                    ------------
                                                         111,542
                                                    ------------
            INSURANCE -- 2.8%
        91  ACE Ltd.                                       9,543
       123  Aflac, Inc.                                    7,165
       119  Allstate (The) Corp.                           7,303
       388  American International Group, Inc.            20,960
        79  Aon PLC                                        6,926
        19  Assurant, Inc.                                 1,222
        67  Chubb (The) Corp.                              6,102
        40  Cincinnati Financial Corp.                     1,882
       135  Genworth Financial, Inc., Class A (a)          1,769
       123  Hartford Financial Services Group
               (The), Inc.                                 4,582
        71  Lincoln National Corp.                         3,804
        83  Loews Corp.                                    3,458
       148  Marsh & McLennan Cos., Inc.                    7,746
       305  MetLife, Inc.                                 16,385
        73  Principal Financial Group, Inc.                3,830
       145  Progressive (The) Corp.                        3,666
       127  Prudential Financial, Inc.                    11,168
        35  Torchmark Corp.                                1,833
        92  Travelers (The) Cos., Inc.                     8,642
        71  Unum Group                                     2,441
        72  XL Group PLC                                   2,388
                                                    ------------
                                                         132,815
                                                    ------------
            INTERNET & CATALOG RETAIL -- 1.3%
       103  Amazon.com, Inc. (a)                          33,211
        27  Expedia, Inc.                                  2,366
        16  Netflix, Inc. (a)                              7,219
        13  Priceline Group (The), Inc. (a)               15,062
        29  TripAdvisor, Inc. (a)                          2,651
                                                    ------------
                                                          60,509
                                                    ------------
            INTERNET SOFTWARE & SERVICES -- 3.5%
        49  Akamai Technologies, Inc. (a)                  2,930
       307  eBay, Inc. (a)                                17,385
       529  Facebook, Inc., Class A (a)                   41,812
        79  Google, Inc., Class A (a)                     46,484
        79  Google, Inc., Class C (a)                     45,612
        29  VeriSign, Inc. (a)                             1,599
       252  Yahoo!, Inc. (a)                              10,269
                                                    ------------
                                                         166,091
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            IT SERVICES -- 3.3%
       172  Accenture PLC, Class A                  $     13,987
        15  Alliance Data Systems Corp. (a)                3,724
       131  Automatic Data Processing, Inc.               10,883
       167  Cognizant Technology Solutions Corp.,
               Class A (a)                                 7,477
        39  Computer Sciences Corp.                        2,385
        79  Fidelity National Information
               Services, Inc.                              4,448
        68  Fiserv, Inc. (a)                               4,395
       253  International Business Machines Corp.         48,027
       268  MasterCard, Inc., Class A                     19,810
        89  Paychex, Inc.                                  3,934
        41  Teradata Corp. (a)                             1,719
        45  Total System Services, Inc.                    1,393
       135  Visa, Inc., Class A                           28,805
       144  Western Union (The) Co.                        2,310
       295  Xerox Corp.                                    3,903
                                                    ------------
                                                         157,200
                                                    ------------
            LEISURE PRODUCTS -- 0.1%
        31  Hasbro, Inc.                                   1,705
        92  Mattel, Inc.                                   2,820
                                                    ------------
                                                           4,525
                                                    ------------
            LIFE SCIENCES TOOLS & SERVICES -- 0.5%
        89  Agilent Technologies, Inc.                     5,071
        29  PerkinElmer, Inc.                              1,265
       109  Thermo Fisher Scientific, Inc.                13,265
        23  Waters Corp. (a)                               2,280
                                                    ------------
                                                          21,881
                                                    ------------
            MACHINERY -- 1.6%
       171  Caterpillar, Inc.                             16,934
        45  Cummins, Inc.                                  5,939
        99  Deere & Co.                                    8,117
        47  Dover Corp.                                    3,776
        39  Flowserve Corp.                                2,750
        99  Illinois Tool Works, Inc.                      8,358
        73  Ingersoll-Rand PLC                             4,114
        25  Joy Global, Inc.                               1,364
        97  PACCAR, Inc.                                   5,517
        29  Pall Corp.                                     2,427
        41  Parker-Hannifin Corp.                          4,680
        53  Pentair PLC                                    3,471
        16  Snap-on, Inc.                                  1,937
        41  Stanley Black & Decker, Inc.                   3,640
        51  Xylem, Inc.                                    1,810
                                                    ------------
                                                          74,834
                                                    ------------


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            MEDIA -- 3.5%
        59  Cablevision Systems Corp., Class A      $      1,033
       132  CBS Corp., Class B                             7,062
       705  Comcast Corp., Class A                        37,915
       137  DIRECTV (a)                                   11,853
        40  Discovery Communications, Inc.,
               Class A (a)                                 1,512
        73  Discovery Communications, Inc.,
               Class C (a)                                 2,721
        63  Gannett Co., Inc.                              1,869
       113  Interpublic Group of Cos. (The), Inc.          2,070
       135  News Corp., Class A (a)                        2,207
        68  Omnicom Group, Inc.                            4,683
        28  Scripps Networks Interactive, Inc.,
               Class A                                     2,187
        76  Time Warner Cable, Inc.                       10,905
       233  Time Warner, Inc.                             17,524
       513  Twenty-First Century Fox, Inc., Class
               A                                          17,591
       104  Viacom, Inc., Class B                          8,002
       431  Walt Disney (The) Co.                         38,372
                                                    ------------
                                                         167,506
                                                    ------------
            METALS & MINING -- 0.5%
       320  Alcoa, Inc.                                    5,148
        31  Allegheny Technologies, Inc.                   1,150
       283  Freeport-McMoRan, Inc.                         9,240
       136  Newmont Mining Corp.                           3,135
        85  Nucor Corp.                                    4,614
                                                    ------------
                                                          23,287
                                                    ------------
            MULTILINE RETAIL -- 0.7%
        81  Dollar General Corp. (a)                       4,950
        56  Dollar Tree, Inc. (a)                          3,140
        25  Family Dollar Stores, Inc.                     1,931
        56  Kohl's Corp.                                   3,418
        96  Macy's, Inc.                                   5,585
        37  Nordstrom, Inc.                                2,530
       173  Target Corp.                                  10,843
                                                    ------------
                                                          32,397
                                                    ------------
            MULTI-UTILITIES -- 1.2%
        65  Ameren Corp.                                   2,491
       117  CenterPoint Energy, Inc.                       2,863
        75  CMS Energy Corp.                               2,225
        80  Consolidated Edison, Inc.                      4,533
       157  Dominion Resources, Inc.                      10,847
        48  DTE Energy Co.                                 3,652
        23  Integrys Energy Group, Inc.                    1,491
        87  NiSource, Inc.                                 3,565
       128  PG&E Corp.                                     5,765
       139  Public Service Enterprise Group, Inc.          5,176


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
        37  SCANA Corp.                                  $ 1,836
        63  Sempra Energy                                  6,639
        63  TECO Energy, Inc.                              1,095
        63  Wisconsin Energy Corp.                         2,709
                                                    ------------
                                                          54,887
                                                    ------------
            OIL, GAS & CONSUMABLE FUELS -- 7.9%
       139  Anadarko Petroleum Corp.                      14,100
       104  Apache Corp.                                   9,763
       115  Cabot Oil & Gas Corp.                          3,759
       143  Chesapeake Energy Corp.                        3,288
       517  Chevron Corp.                                 61,688
        24  Cimarex Energy Co.                             3,037
       333  ConocoPhillips                                25,481
        61  CONSOL Energy, Inc.                            2,309
        96  Denbury Resources, Inc.                        1,443
       105  Devon Energy Corp.                             7,159
       149  EOG Resources, Inc.                           14,754
        43  EQT Corp.                                      3,936
     1,161  Exxon Mobil Corp.                            109,192
        71  Hess Corp.                                     6,697
       179  Kinder Morgan, Inc.                            6,863
       183  Marathon Oil Corp.                             6,879
        77  Marathon Petroleum Corp.                       6,520
        47  Murphy Oil Corp.                               2,675
        37  Newfield Exploration Co. (a)                   1,372
        97  Noble Energy, Inc.                             6,631
       212  Occidental Petroleum Corp.                    20,384
        57  ONEOK, Inc.                                    3,736
       152  Phillips 66                                   12,359
        39  Pioneer Natural Resources Co.                  7,682
        45  QEP Resources, Inc.                            1,385
        47  Range Resources Corp.                          3,187
        96  Southwestern Energy Co. (a)                    3,355
       181  Spectra Energy Corp.                           7,106
        35  Tesoro Corp.                                   2,134
       144  Valero Energy Corp.                            6,663
       183  Williams (The) Cos., Inc.                     10,129
                                                    ------------
                                                         375,666
                                                    ------------
            PAPER & FOREST PRODUCTS -- 0.1%
       116  International Paper Co.                        5,538
                                                    ------------
            PERSONAL PRODUCTS -- 0.1%
       117  Avon Products, Inc.                            1,474
        63  Estee Lauder (The) Cos., Inc., Class A         4,708
                                                    ------------
                                                           6,182
                                                    ------------
            PHARMACEUTICALS -- 6.2%
       435  AbbVie, Inc.                                  25,126


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
        72  Actavis PLC (a)                             $ 17,372
        81  Allergan, Inc.                                14,433
       451  Bristol-Myers Squibb Co.                      23,082
       268  Eli Lilly & Co.                               17,380
        47  Hospira, Inc. (a)                              2,445
       768  Johnson & Johnson                             81,861
        31  Mallinckrodt PLC (a)                           2,795
       785  Merck & Co., Inc.                             46,535
       103  Mylan, Inc. (a)                                4,686
        37  Perrigo Co. PLC                                5,557
     1,727  Pfizer, Inc.                                  51,067
       137  Zoetis, Inc.                                   5,062
                                                    ------------
                                                         297,401
                                                    ------------
            PROFESSIONAL SERVICES -- 0.2%
        11  Dun & Bradstreet (The) Corp.                   1,292
        33  Equifax, Inc.                                  2,467
        83  Nielsen N.V.                                   3,679
        39  Robert Half International, Inc.                1,911
                                                    ------------
                                                           9,349
                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS -- 2.2%
       108  American Tower Corp.                          10,112
        40  Apartment Investment & Management Co.,
               Class A                                     1,273
        36  AvalonBay Communities, Inc.                    5,075
        43  Boston Properties, Inc.                        4,978
        91  Crown Castle International Corp.               7,328
        97  Equity Residential                             5,973
        19  Essex Property Trust, Inc.                     3,396
       171  General Growth Properties, Inc.                4,027
       125  HCP, Inc.                                      4,964
        88  Health Care REIT, Inc.                         5,488
       205  Host Hotels & Resorts, Inc.                    4,373
        45  Iron Mountain, Inc.                            1,469
       112  Kimco Realty Corp.                             2,454
        37  Macerich (The) Co.                             2,362
        48  Plum Creek Timber Co., Inc.                    1,872
       136  Prologis, Inc.                                 5,127
        39  Public Storage                                 6,468
        85  Simon Property Group, Inc.                    13,976
        80  Ventas, Inc.                                   4,956
        47  Vornado Realty Trust                           4,698
       144  Weyerhaeuser Co.                               4,588
                                                    ------------
                                                         104,957
                                                    ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
               -- 0.0%
        76  CBRE Group, Inc., Class A (a)                  2,260
                                                    ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 1.0%
       272  CSX Corp.                               $      8,720
        29  Kansas City Southern                           3,515
        84  Norfolk Southern Corp.                         9,374
        13  Ryder System, Inc.                             1,170
       244  Union Pacific Corp.                           26,455
                                                    ------------
                                                          49,234
                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.4%
        84  Altera Corp.                                   3,005
        87  Analog Devices, Inc.                           4,306
       332  Applied Materials, Inc.                        7,175
        69  Avago Technologies Ltd.                        6,003
       145  Broadcom Corp., Class A                        5,861
        21  First Solar, Inc. (a)                          1,382
     1,348  Intel Corp.                                   46,937
        45  KLA-Tencor Corp.                               3,545
        44  Lam Research Corp.                             3,287
        65  Linear Technology Corp.                        2,885
        53  Microchip Technology, Inc.                     2,503
       291  Micron Technology, Inc. (a)                    9,970
       140  NVIDIA Corp.                                   2,583
       289  Texas Instruments, Inc.                       13,782
        73  Xilinx, Inc.                                   3,092
                                                    ------------
                                                         116,316
                                                    ------------
            SOFTWARE -- 3.8%
       129  Adobe Systems, Inc. (a)                        8,926
        63  Autodesk, Inc. (a)                             3,471
        87  CA, Inc.                                       2,431
        45  Citrix Systems, Inc. (a)                       3,210
        85  Electronic Arts, Inc. (a)                      3,027
        79  Intuit, Inc.                                   6,924
     2,243  Microsoft Corp.                              103,985
       885  Oracle Corp.                                  33,878
        51  Red Hat, Inc. (a)                              2,864
       157  salesforce.com, inc. (a)                       9,032
       188  Symantec Corp.                                 4,420
                                                    ------------
                                                         182,168
                                                    ------------
            SPECIALTY RETAIL -- 2.1%
        23  AutoNation, Inc. (a)                           1,157
         9  AutoZone, Inc. (a)                             4,587
        55  Bed Bath & Beyond, Inc. (a)                    3,621
        79  Best Buy Co., Inc.                             2,654
        60  CarMax, Inc. (a)                               2,787
        29  GameStop Corp., Class A                        1,195
        73  Gap (The), Inc.                                3,043
       365  Home Depot (The), Inc.                        33,485
        67  L Brands, Inc.                                 4,488


SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
       269  Lowe's Cos., Inc.                       $     14,235
        28  O'Reilly Automotive, Inc. (a)                  4,210
        27  PetSmart, Inc.                                 1,892
        57  Ross Stores, Inc.                              4,308
       175  Staples, Inc.                                  2,117
        29  Tiffany & Co.                                  2,793
       189  TJX (The) Cos., Inc.                          11,183
        39  Tractor Supply Co.                             2,399
        28  Urban Outfitters, Inc. (a)                     1,028
                                                    ------------
                                                         101,182
                                                    ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 4.6%
     1,631  Apple, Inc.                                  164,323
       552  EMC Corp.                                     16,151
       508  Hewlett-Packard Co.                           18,019
        87  NetApp, Inc.                                   3,738
        61  SanDisk Corp.                                  5,975
        89  Seagate Technology PLC                         5,097
        60  Western Digital Corp.                          5,839
                                                    ------------
                                                         219,142
                                                    ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               0.8%
        73  Coach, Inc.                                    2,599
        13  Fossil Group, Inc. (a)                         1,221
        56  Michael Kors Holdings Ltd. (a)                 3,998
       191  NIKE, Inc., Class B                           17,037
        21  PVH Corp.                                      2,544
        17  Ralph Lauren Corp.                             2,800
        47  Under Armour, Inc., Class A (a)                3,248
        95  VF Corp.                                       6,273
                                                    ------------
                                                          39,720
                                                    ------------
            THRIFTS & MORTGAGE FINANCE -- 0.1%
       131  Hudson City Bancorp, Inc.                      1,273
        85  People's United Financial, Inc.                1,230
                                                    ------------
                                                           2,503
                                                    ------------
            TOBACCO -- 1.5%
       540  Altria Group, Inc.                            24,807
        99  Lorillard, Inc.                                5,931
       427  Philip Morris International, Inc.             35,612
        84  Reynolds American, Inc.                        4,956
                                                    ------------
                                                          71,306
                                                    ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.2%
        73  Fastenal Co.                                   3,278
        25  United Rentals, Inc. (a)                       2,777


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

SEPTEMBER 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                                VALUE
----------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
        17  W.W. Grainger, Inc.                     $      4,278
                                                    ------------
                                                          10,333
                                                    ------------

            TOTAL INVESTMENTS -- 100.0%                4,770,219
            (Cost $4,050,803) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                        (822)
                                                    ------------
            NET ASSETS -- 100.0%                    $  4,769,397
                                                    ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $742,948 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,532.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 4,770,219       $   --        $   --
                      =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The NASDAQ(R) Stock
         Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (NASDAQ ticker
         "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
         "VIXH")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s ("First Trust" or the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are fair valued at the mean of their most recent bid and asked price, if

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

      available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2014, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At September 30, 2014, there were no options held in VIXH.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended September 30, 2014, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2014 (UNAUDITED)

securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2014, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Exchange-Traded Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.